                                 Registration Nos:         33-59216
                                                           811-7556

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                / X /

           Pre-Effective Amendment No.                                 /   /

           Post-Effective Amendment No. 15                             / X /

                                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        / X /

           Amendment No. 16                                            / X /

                        (Check appropriate box or boxes)

                        LIBERTY VARIABLE INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                    (Address of Principal Executive Offices)

                                  617-426-3750
              (Registrant's Telephone Number, including Area Code)

Name and Address of
Agent for Service                                      Copy to
-----------------                                      -------

Nancy L. Conlin, Esq.                                  John M. Loder, Esq.
Colonial Management Associates, Inc.                   Ropes & Gray
One Financial Center                                   One International Place
Boston, MA  02111                                      Boston, MA  02110-2624

It is proposed that this filing will become effective (check appropriate box):

/     /         Immediately upon filing pursuant to paragraph (b).

/     /         On [date] pursuant to paragraph (b).

/     /         60 days after filing pursuant to paragraph (a)(1).

/  X  /         on May 1, 1999 pursuant to paragraph (a)(1).

/     /         75 days after filing pursuant to paragraph (a)(2).

/     /         on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/     /         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

An indefinite number of shares of beneficial interest of all existing and subsequently created series of the Trust under the Securities Act of 1933 were registered by the Registration Statement filed on March 18, 1993 under the Securities Act of 1933 pursuant to Rule 24f-2. A Rule 24f-2 Notice with respect to the fiscal year ended December 31, 1996 was filed on or about February 28, 1997.

                        LIBERTY VARIABLE INVESTMENT TRUST

                  Cross Reference Sheet Pursuant to Rule 481(a)
               (Colonial Growth and Income Fund, Variable Series)
               (Stein Roe Global Utilities Fund, Variable Series)
                (Colonial Small Cap Value Fund, Variable Series)
                   (Colonial U.S. Stock Fund, Variable Series)
                (Colonial Strategic Income Fund, Variable Series)
             (Colonial High Yield Securities Fund, Variable Series)
            (Colonial International Fund for Growth, Variable Series)
                 (Liberty All-Star Equity Fund, Variable Series)
                      (Newport Tiger Fund, Variable Series)

Item Number of Form N-1A        Prospectus Location or Caption

PART A

1.                              Front Cover Page; Back Cover Page

2.                              The Funds; Other Investment Strategies and Risks

3.                              Not Applicable

4.                              The Funds

5.                              Not Applicable

6.                              Trust Management Organizations

7.                              Shareholder Information

8.                              The Trust

9.                              Financial Highlights

                        LIBERTY VARIABLE INVESTMENT TRUST


PROSPECTUS DATED MAY 1, 1999


* Colonial Growth and Income Fund, Variable Series
* Stein Roe Global Utilities Fund, Variable Series
* Colonial Small Cap Value Fund, Variable Series
* Colonial U.S. Stock Fund, Variable Series
* Colonial Strategic Income Fund, Variable Series
* Colonial High Yield Securities Fund, Variable Series
* Colonial International Fund for Growth, Variable Series
* Liberty All-Star Equity Fund, Variable Series
* Newport Tiger Fund, Variable Series




Trust shares available only through variable annuity contracts and variable life insurance policies of participating insurance companies.
                                     * * * *
This Prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.
                                     * * * *
Although trust shares have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

-----------------------------------------------------------

      NOT FDIC-INSURED              MAY LOSE VALUE
                                    NO BANK GUARANTEE

-----------------------------------------------------------

TABLE OF CONTENTS

THE TRUST

THE FUNDS
Investment Goals
Primary Investment Strategies
Primary Investment Risks
Performance Histories

TRUST MANAGEMENT ORGANIZATIONS
Trustees
Investment Advisor
Investment Sub-Advisors and Portfolio Managers

OTHER INVESTMENT STRATEGIES AND RISKS
Temporary Defensive Measures
U.S. Government Securities
Structured Risk
Zero Coupon Bonds
Hedging Strategies
Year 2000 Compliance

FINANCIAL HIGHLIGHTS

SHAREHOLDER INFORMATION

                                    THE TRUST

Liberty Variable Investment Trust ("Trust") includes nine separate mutual funds ("Funds"), each with its own investment goal and strategies. This Prospectus contains information about nine of the Funds in the Trust. Liberty Advisory Services Corp. ("LASC") is the investment advisor to each Fund. LASC has appointed a Sub-Advisor for each Fund, all of which are affiliates LASC. Each Fund is sub-advised by the following Sub-Advisor:


------------------------------ -----------------------------------------------
             FUND                              SUB-ADVISOR
------------------------------ -----------------------------------------------
Growth and Income Fund         Colonial Management Associates, Inc. (Colonial)
International Fund for Growth
U.S. Stock Fund
Small Cap Value Fund
Strategic Income Fund
High Yield Securities Fund
------------------------------ -----------------------------------------------
Global Utilities Fund          Stein Roe & Farnham Incorporated (Stein Roe)
------------------------------ -----------------------------------------------
Tiger Fund                     Newport Fund Management, Inc. (Newport)
------------------------------ -----------------------------------------------
Liberty All-Star Equity Fund   Liberty Asset Management Company (LAMCO)
------------------------------ -----------------------------------------------


Other Funds may be added or deleted from time to time.

The Trust's Funds are investment options under variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment advisor to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and of VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriters of the Fund are Keyport Financial Services Corp.("KFSC") and Liberty Funds Distributor, Inc. ("LFDI"). KFSC serves as principal underwriter of the shares of the portfolios of the Trust with respect to the sale of shares to Participating Insurance Companies that are affiliated with LASC and LFDI serves as principal underwriter with respect to the sale of shares to Participating Insurance Companies that are not so affiliated. KFSC and LFDI are affiliates of LASC.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses.

                                    THE FUNDS


INVESTMENT GOALS - COLONIAL GROWTH AND INCOME FUND, VARIABLE SERIES
--------------------------------------------------------------------------------
The Fund seeks primarily income and long-term capital growth and, secondarily, preservation of capital.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests in both U.S. and foreign common stocks. Colonial generally selects stocks which, when purchased, fall into one of the following categories:

     1. Companies whose current business activities provide earnings, dividends or assets that represent above average value; or

     2. Companies whose business activities are concentrated in industries or business strategies which are expected to provide above average stability or value in turbulent markets; or

     3. Companies with anticipated business growth prospects that represent above average value.

Colonial assesses whether a company's prospects are "above average." Colonial makes this judgement subjectively, based upon available information.

The Fund also invests in U.S. Government securities consisting of U.S. Treasuries and mortgaged-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Additionally, the Fund may invest in fixed income securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.



PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Because the Fund may invest in fixed income securities issued by private entities, including certain types of mortgaged-backed securities and corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

Interest rate risk is the risk of a decline in the price of a bond when interest rates increase. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell foreign securities at desirable prices. Fluctuations in currency exchange rates may impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.




PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and the life of the Fund. We compare the Fund to the Standard & Poor's 500 Index, an unmanaged index that tracks the performance of a selection of widely held common stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. We may cease any reduction arrangements at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

CALENDAR-YEAR TOTAL RETURNS

                 The Fund              S&P 500
                 --------              -------

7/1/93                  %                     %
12/31/93
12/31/94
12/31/95
12/31/96
12/31/97
12/31/98

The Fund's year to date total return through March 31, 1999 was XX%. Best Quarter: X quarter 1998, XX%
Worst Quarter: X quarter 1998, XX%

Average Annual Total Return - for Periods Ended 12/31/98

                       1 YEAR      5 YEARS     SINCE
                                             INCEPTION
                                             ON 7/1/93
Fund
---------------------------------------------------------------
Standard & Poor's 500 Index
---------------------------------------------------------------

INVESTMENT GOALS - STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES
--------------------------------------------------------------------------------
The Fund seeks current income and long-term growth of capital and income.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests primarily in U.S. and foreign securities of utility companies. Stein Roe diversifies the Fund's investments among a number of developed countries and market sectors and will have exposure to at least three countries, including the U.S. In selecting investments for the Fund, Stein Roe looks primarily for stocks of larger utility companies with established records.

Utility companies in which the Fund may invest include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electricity, natural gas or other types of energy, or water or other sanitary services. They also include companies engaged in telecommunications, including telephone, telegraph, satellite, microwave and other communications media (but excluding companies primarily engaged in public broadcasting, print media, cable television or the internet).



PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.

Utility company securities are subject to special risks. These securities are especially affected by changes in prevailing interest rates (as interest rates increase, the value of securities of utility companies tend to decrease, and vice versa), as well as by general competitive and market forces in the industry. In addition, utility companies are affected by changes in government regulation. In particular, the profitability of utilities may in the future be adversely affected by increased competition resulting from deregulation.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell foreign securities at desirable prices. Fluctuations in currency exchange rates may impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and the life of the Fund. We compare the Fund to the Standard & Poor's Utilities Index and Morgan Stanley Capital International Workd Index ND. S&P Utilities Index is an unmanaged index that tracks the performance of domestic utilities stocks. MSCI World Index ND is an unmanaged index that tracks the performance of global stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. We may cease any reduction arrangements at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

CALENDAR-YEAR TOTAL RETURNS

                 The Fund              S&P Utilities       MSCI World Index ND
                 --------              -------------       -------------------

7/1/93                  %                     %                             %
12/31/93
12/31/94
12/31/95
12/31/96
12/31/97
12/31/98

The Fund's year to date total return through March 31, 1999 was XX%. Best Quarter: X quarter 1998, XX%
Worst Quarter: X quarter 1998, XX%

Average Annual Total Return - for Periods Ended 12/31/98

                               1 YEAR      5 YEARS     SINCE
                                                     INCEPTION
                                                    ON 7/1/93
Fund
---------------------------------------------------------------
MSCI World Index ND
---------------------------------------------------------------
Standard & Poor's Utilities Index
---------------------------------------------------------------
                                                                               6

--------------------------------------------------------------------------------

INVESTMENT GOALS - COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES
--------------------------------------------------------------------------------
The Fund seeks long-term growth.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal market conditions, the Fund invests primarily in small capitalization stocks. These are stocks with market capitalizations of less than the market capitalization of the stock in the Russell 2000 Index that has the largest capitalization at the time of purchase. The remainder of the Fund's assets may be invested in other stocks or in bonds that are rated or considered by the advisor to be investment grade.

In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are under valued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses fact-based uses quantitative analysis supported by fundamental business and financial analysis.

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.

Smaller companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management team. They are more likely to fail or prove unable to grow. Stocks of smaller companies may trade less frequently and in limited volume and their prices may fluctuate more than stocks of other companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock. Stocks of smaller companies may, therefore, be more vulnerable to adverse developments than those of larger companies.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for the life of the Fund. We compare the Fund to the Russell 2000 Index, an unmanaged index that tracks the performance of small capitalization stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. We may cease any reduction arrangements at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

CALENDAR-YEAR TOTAL RETURNS

                   The Fund                Russell 2000
                   --------                ------------

X/X/98                   %                            %
12/31/98

The Fund's year to date total return through March 31, 1999 was XX%. Best Quarter: X quarter 1998, XX%
Worst Quarter: X quarter 1998, XX%

Average Annual Total Return - for Periods Ended 12/31/98

                                    SINCE
                                  INCEPTION
                                 ON XX/XX/XX
Fund
---------------------------------------------------------------
Russell 2000
---------------------------------------------------------------

INVESTMENT GOALS - COLONIAL U.S. STOCK FUND, VARIABLE SERIES
--------------------------------------------------------------------------------
The Fund seeks long-term capital growth.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests primarily in large capitalization stocks. These are stocks with market capitalizations of greater than $3 billion at the time of purchase.

In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are under valued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses quantitative analysis supported by fundamental business and financial analyses.

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and the life of the Fund. We compare the Fund to Standard & Poor's 500 Index, an unmanaged index that tracks the performance of a selection of widely held common stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. We may cease any reduction arrangements at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

CALENDAR-YEAR TOTAL RETURNS

                The Fund              S&P 500
                 --------              -------

7/15/94                %                     %
12/31/94
12/31/95
12/31/96
12/31/97
12/31/98

The Fund's year to date total return through March 31, 1999 was XX%. Best Quarter: X quarter 1998, XX%
Worst Quarter: X quarter 1998, XX%

Average Annual Total Return - for Periods Ended 12/31/98

                               1 YEAR      5 YEARS     SINCE
                                                     INCEPTION
                                                    ON 7/15/94
Fund
---------------------------------------------------------------
Standard & Poor's 500 Index
---------------------------------------------------------------

INVESTMENT GOALS - COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES
--------------------------------------------------------------------------------
The Fund seeks a high level of current income, as is consistent with prudent risk and maximizing total return.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment goals by investing in:

*      debt securities issued by the U.S. government

*      Debt securities issued by foreign governments; and

*      lower rated corporate debt securities.

Colonial allocates the Fund's investments among these types of securities at any given time based on its estimate of the expected performance and risk of each type of investment.

The Fund pursues its investment goal by investing a portion of its assets in lower rated corporate debt securities. These securities have the following ratings:

*      BBB through C by Standard & Poor's Corporation

*      Baa through D by Moody's Investor Services, Inc.

*      a comparable rating by another nationally recognized rating service, or

* the security is unrated and Colonial believes it to be comparable in quality to securities having such ratings.

The Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Because the Fund may invest in fixed income securities issued by private entities, including certain types of mortgaged-backed securities and corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

Interest rate risk is the risk of a decline in the price of a bond when interest rates increase. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell foreign securities at desirable prices. Fluctuations in currency exchange rates may impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are also subject to special risks. The risks of foreign investments are typically increased in less developed and developing countries. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Lower rated debt securities are commonly referred to as "junk bonds" and are considered speculative. Lower quality debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and and the life of Fund. We compare the Fund to the Lehman Brothers Government/ Corporate Bond Index, an unmanaged index that tracks the performance of a selection of U.S. government agency, Treasury and investment grade corporate bonds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. We may cease any reduction arrangements at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

CALENDAR-YEAR TOTAL RETURNS

                The Fund              LB Government/Corporate Bond Index
                --------              ----------------------------------

7/15/94                %                     %
12/31/94
12/31/95
12/31/96
12/31/97
12/31/98

The Fund's year to date total return through March 31, 1999 was XX%. Best Quarter: X quarter 1998, XX%
Worst Quarter: X quarter 1998, XX%

Average Annual Total Return - for Periods Ended 12/31/98

                               1 YEAR      5 YEARS     SINCE
                                                     INCEPTION
                                                    ON 7/15/94
Fund
---------------------------------------------------------------
Lehman Brothers Government/Corporate Bond Index
---------------------------------------------------------------

INVESTMENT GOALS - COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES
--------------------------------------------------------------------------------
The Fund seeks current income and total return.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund pursues its investment goal by investing primarily in lower rated corporate debt securities. These securities have the following ratings:

*      BBB through C by Standard & Poor's Corporation

*      Baa through D by Moody's Investor Services, Inc.

*      a comparable rating by another nationally recognized rating service, or

* the security is unrated and Colonial believes it to be comparable in quality to securities having such ratings.

Although the Fund will invest primarily in debt securities, the Fund may invest in equity securities to seek capital appreciation. Equity securities include common stocks, preferred stocks, warrants and debt securities convertible into common stocks. Additionally, the Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Lower rated debt securities are commonly referred to as "junk bonds" and are considered speculative. Lower quality debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Interest rate risk is the risk of a decline in the price of a bond when interest rates increase. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in fixed income securities issued by private entities, including corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell foreign securities at desirable prices. Fluctuations in currency exchange rates may impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are also subject to special risks. The risks of foreign investments are typically increased in less developed and developing countries. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for the life of Fund.
We compare the Fund to the CS First Boston High Yield Index, an unmanaged index that tracks the performance of high yield bond funds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance.
All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements.
If these arrangements were not in place, then the performance results would have been lower. We may cease any reduction arrangements at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR-YEAR TOTAL RETURNS

              The Fund              CS First Boston
              --------              ---------------

X/X/98               %                         %

12/31/98

The Fund's year to date total return through March 31, 1999 was XX%. Best Quarter: X quarter 1998, XX%
Worst Quarter: X quarter 1998, XX%

Average Annual Total Return - for Periods Ended 12/31/98

                                    SINCE
                                  INCEPTION
                                 ON XX/XX/98
Fund
---------------------------------------------------------------
CS Boston High Yield Index
---------------------------------------------------------------

INVESTMENT GOALS - LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES
--------------------------------------------------------------------------------
The Fund seeks total investment return, comprised of long-term capital appreciation and current income, through investment primarily in a diversified portfolio of equity securities.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests primarily in equity securities, which include common stocks, bonds convertible into stocks, warrants and other rights to purchase stocks.

The Fund's sub-advisor, LAMCO, utilizes a multi-manager concept. LAMCO allocates the Fund's portfolio assets on an approximately equal basis among a number of independent investment management organizations (Portfolio Managers). There are five Portfolio Managers as of the date of this prospectus, each of which employs a different investment style. LAMCO attempts to rebalance the portfolio among the Portfolio Managers so as to maintain an approximately equal allocation of the portfolio among them throughout all market cycles.

In LAMCO's opinion, the multi-manager concept provides advantages over the use of a single manager because of the following primary factors:

  * Most equity investment management firms consistently employ a distinct investment "style" which causes them to emphasize stocks with particular characteristics;

  * Because of changing investor preferences, any given investment style will move into and out of market favor and will result in better investment performance under certain market conditions but less successful performance under other conditions;

  * Consequently, by allocating the Fund's portfolio on an approximately equal basis among Portfolio Managers employing different styles, the impact of any one style on investment performance will be diluted, and the investment performance of the total portfolio will be more consistent and less volatile over the long term than if a single style were employed throughout the entire period; and

  * More consistent performance at a given annual rate of return over time produces a higher rate of return for the long term than more volatile performance having the same average annual rate of return.

The Fund's current Portfolio Managers are:

     J. P. Morgan Investment Management Inc.
     Oppenheimer Capital
     Boston Partners Asset Management, L.P.
     Westwood Management Corp.
     Wilke/Thompson Capital Management, Inc.


LAMCO continuously monitors the performance and investment styles of the Fund's Portfolio Managers and from time to time may recommend changes of Portfolio Managers based on factors such as:

* Changes in a Portfolio Manager's investment style or a departure by a Portfolio Manager from the investment style for which it had been selected,

* A deterioration in a Portfolio Manager's performance relative to that of other investment management firms practicing a similar style, or

*      Adverse changes in its ownership of personnel.

LAMCO also may recommend Portfolio Manager changes to change the mix of investment styles employed by the Fund's Portfolio Managers. The Board of Trustees must approve all Portfolio Manager changes. LAMCO is also the manager of Liberty All-Star Equity Fund, a multi-managed, closed-end fund. This fund has the same investment objective and investment program as the Fund, and currently has the same Portfolio Managers. LAMCO expects that both funds will make corresponding changes if and when Portfolio Managers are changed in the future.

The Fund will remain substantially fully invested during periods when stock prices generally rise and also during periods when they generally decline. The Fund is intended to be a long-term investment vehicle and is not designed to provide a means of speculating on short-term stock market movements.

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.


--------------------------------------------------------------------------------


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and and the life of Fund. We compare the Fund to [Standrad & Poor's 500 Index, an unmanaged index that tracks the performance of a selection of widely common stocks Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. We may cease any reduction arrangements at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR-YEAR TOTAL RETURNS

             The Fund              S&P 500
             --------              -------

11/17/97          %                     %
12/31/97
12/31/98

The Fund's year to date total return through March 31, 1999 was XX%. Best Quarter: X quarter 1998, XX%
Worst Quarter: X quarter 1998, XX%

Average Annual Total Return - for Periods Ended 12/31/98

                               1 YEAR         SINCE
                                            INCEPTION
                                           ON 11/17/97
Fund
---------------------------------------------------------------
Standard & Poor's 500 Index
---------------------------------------------------------------

INVESTMENT GOALS - COLONIAL INTERNATIONAL FUND FOR GROWTH, VARIABLE SERIES
--------------------------------------------------------------------------------
The Fund seeks long-term capital growth.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests primarily in equity securities of companies located outside the United States. The Fund may invest in equity securities located in any foreign country, including emerging market countries. The Fund may invest in companies of any size, including small capitalization stocks. The Fund may also invest in high quality foreign government debt securities. The Fund generally diversifies its holdings across several different countries and regions.

The Fund is a non-diversified mutual fund and may invest more than 5% of its total assets in the securities of a single issuer.

The Fund may invest up to 10% of its assets in shares of other investment companies. Investing in investment companies may involve payment of duplicate fees because the Fund, as a shareholder, will indirectly pay a portion of the other investment company's expenses.


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals. Additionally, as a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total net assets in the securities of a single company. Therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Interest rate risk is the risk of a decline in the price of a bond when interest rates increase. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell foreign securities at desirable prices. Fluctuations in currency exchange rates may impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are also subject to risk. The risks of foreign investments are typically increased in less developed and developing countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Smaller companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management team. Stocks of smaller companies may trade less frequently and in limited volume and their prices may fluctuate more than stocks of other companies. Stocks of smaller companies may, therefore, be more vulnerable to adverse developments than those of larger companies.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and the life of the Fund. We compare the Fund to the Morgan Stanley Capital International EAFE Index, an unmanaged index that tracks the performance of a selection of widely held common stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance.
All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. We may cease any reduction arrangements at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

CALENDAR-YEAR TOTAL RETURNS

             The Fund              MSCI EAFE Index
             --------              --------------

5/2/94        %                     %
12/31/94
12/31/95
12/31/96
12/31/97
12/31/98

The Fund's year to date total return through March 31, 1999 was XX%. Best Quarter: X quarter 1998, XX%
Worst Quarter: X quarter 1998, XX%

Average Annual Total Return - for Periods Ended 12/31/98

                               1 YEAR       5 YEARS         SINCE
                                                          INCEPTION
                                                          ON 5/2/94
Fund
---------------------------------------------------------------
Morgan Stanley Capital
International EAFE Index
---------------------------------------------------------------

INVESTMENT GOALS - NEWPORT TIGER FUND, VARIABLE SERIES
--------------------------------------------------------------------------------
The Fund seeks long-term capital appreciation.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests primarily in stocks of companies located in the nine Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, China and the Philippines. In selecting investments for the Fund, Newport typically purchases stocks of larger, well-established companies.

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell foreign securities at desirable prices. Fluctuations in currency exchange rates may impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Because the Fund's investments are concentrated in the nine Tiger countries of Asia, the Fund is particularly susceptible to regional risks. Events in any one Tiger country may impact the other countries on the Southeast Asian region as a whole. As a result events in the region will generally have a greater effect on the Fund than if it were more geographically diversified, which may result in greater losses and volatility.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and and the life of Fund. We compare the Fund to Morgan Stanley Capital International EAFE Index GDP, an unmanaged index that tracks the performance of foriegn stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. We may cease any reduction arrangements at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR-YEAR TOTAL RETURNS

             The Fund              MSCI EAFE Index GDP
             --------              -------------------

5/1/95          %                     %
12/31/95
12/31/96
12/31/97
12/31/98

The Fund's year to date total return through March 31, 1999 was XX%. Best Quarter: X quarter 1998, XX%
Worst Quarter: X quarter 1998, XX%

Average Annual Total Return - for Periods Ended 12/31/98


                               1 YEAR         SINCE
                                            INCEPTION
                                            ON 5/1/95
Fund
---------------------------------------------------------------
Morgan Stanley Capital International EAFE Index GDP
---------------------------------------------------------------

                         TRUST MANAGEMENT ORGANIZATIONS

THE TRUSTEES
--------------------------------------------------------------------------------

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The SAI contains names of and biographical information on the Trustees.

THE ADVISOR: LIBERTY ADVISORY SERVICES CORP. (LASC)
--------------------------------------------------------------------------------

LASC, located at 125 High Street, Boston Massachusetts 02110, is the investment advisor to the Trust. LASC is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("LFC"). LASC designates the Trust's Sub-Advisors, evaluates and monitors Sub-Advisors' performance and investment programs and recommends to the Board of Trustees whether Sub-Advisors' contracts should be continued or modified and the addition or deletion of Sub-Advisors. LASC also has the responsibility to administer the Trust's operations which it may delegate, at its own expense, to certain affiliates. LASC has delegated its admiistrative responsibiities to Coloinal in accordance with this authority.

For the 1998 fiscal year, the Trust paid LASC management fees, at the following annual rates of the average daily net assets of the specified Fund.

             Growth and Income Fund                   0.65%
             Global Utilities Fund                    0.65%
             Small Cap Value Fund                     0.80%
             U.S. Stock Fund                          0.80%
             Strategic Income Fund                    0.65%
             High Yield Securities Fund               0.60%
             International Fund for Growth            0.90%
             All-Star Equity Fund                     0.80%
             Tiger Fund                               0.70%


THE SUB-ADVISORS
--------------------------------------------------------------------------------
The Sub-Advisors manage the assets of the Funds under the supervision of LASC and the Board of Trustees. Each Sub-Advisor determines which securities and other instruments are purchased and sold for the Fund(s) it sub-advises. Each Sub-Advisor is an indirect wholly-owned subsidiary of LFC.

COLONIAL
Colonial Management Associates, Inc. ("Colonial"), an investment advisor since 1931, is the Sub-Advisor of each of Growth and Income Fund, Small Cap Value Fund, U.S. Stock Fund, Strategic Income Fund, High Yield Securities Fund and International Fund for Growth. Colonial's principal business address is One Financial Center, Boston, Massachusetts 02111.

LASC, out of the management fees it receives from the Trust, pays Colonial sub-advisory fees at the following annual rates of the average daily net assets of the specified Fund:

             Growth and Income Fund                   0.45%
             Small Cap Value Fund                     0.60%
             U.S. Stock Fund                          0.60%
             Strategic Income Fund                    0.45%
             High Yield Securities Fund               0.40%
             International Fund for Growth            0.70%

Colonial also provides transfer agency and pricing and record keeping services for the Funds under separate agreements.

John E. Lennon, Vice President of Colonial, has co-managed the Growth and Income Fund since 1997 and has managed various other Colonial equity funds since 1982.

Gordon A. Johnson, Vice President of Colonial, has co-managed the Growth and Income Fund since 1997. From 1993 to 1995, Mr. Johnson served as a senior equity analyst with Colonial.

Mark Stoeckle has managed the U.S. Stock Fund since December, 1996. Mr. Stoeckle is a Vice President of Colonial. Prior to joining Colonial in 1996, Mr. Stoeckle was a portfolio manager at Massachusetts Financial Services Company and an investment banker at Bear, Stearns & Co., Inc.

Carl C. Ericson has managed the Strategic Income Fund since its inception. He also manages the High Yield Securities Fund. Mr. Ericson, a Senior Vice President of Colonial and director of Colonial's Taxable Fixed Income Group, has managed various Colonial taxable income funds since 1985.

James P. Haynie, Vice President of Colonial, has co-managed the Colonial Small Cap Value Fund since 1993. Prior to joining Colonial in 1993, Mr. Haynie was a Vice President at Massachusetts Financial Services Company and a portfolio manager at Trinity Investment Management.

Michael Rega, Vice President of Colonial, has co-managed the Colonial Small Cap Value Fund since 1996. Prior to 1996, has was an analyst at Colonial since 1993.

Gita Rao, a Vice President of Colonial, co-manages the International Fund for Growth. Ms. Rao has managed various other Colonial funds since 1995. Prior to joining Colonial, she was a global equity analyst at Fidelity Management
& Research Company from 1994 to 1995 and a Vice PResdient in the domestic equity resarch group at Kidder, Peabody and Company from 1991 to 1994.

Nicholas Ghajar co-manages the International Fund for Growth. Mr. Ghajar has either been an associate portfolio manager or an equity analyst of various other equity funds at Colonial since 1991.

STEIN ROE
Stein Roe & Farnham Incorporated ("Stein Roe") is the Sub-Advisor of the Global Utilities Fund. Stein Roe's principal address is One South Wacker Drive, Chicago, Illinois 60606.

LASC, out of the management fees it receives from the Trust, pays Stein Roe a sub-advisory fee at the annual rate of 0.45% of the average daily net assets of the Global Utilities Fund.

Ophelia Barsketis, Senior Vice President of Stein Roe, co-manages the Global Utilities Fund. Ms. Barsketis joined Stein Roe in 1983 and progressed through a variety of equity analyst positions before assuming her current responsibilities, which include managing other Stein Roe and Colonial funds.

Deborah A. Jansen, Vice President and Senior Research Analyst for global and domestic equities and global economic forecasting for Stein Roe, co-manages the Global Utilities Fund. Ms. Jansen joined Stein Roe in 1987 and served as an associate economist and senior economist before assuming her current responsibilities. Ms. Jansen left Stein Roe in January, 1995 and returned to her position as Vice President in March, 1996. From June 5, 1995 through June 30, 1995, Ms. Jansen was a Senior Equity Research Analyst for BancOne Investment Advisers Corporation.

LAMCO AND LAMCO'S PORTFOLIO MANAGERS
LAMCO is the Sub-Advisor of the All-Star Equity Fund. LAMCO's principal address is 600 Atlantic Avenue, 23rd Floor, Boston, Massachusetts 02210.

LASC, out of the management fees it receives from the Trust, pays LAMCO a sub-advisory fee at the annual rate of 0.60% of the average daily net assets of the All-Star Equity Fund.

LAMCO is a manager of other investment managers which LAMCO recommends to the Board of Trustees for appointment pursuant to a portfolio management agreement among the Trust, LAMCO and the Portfolio Manager. That management agreement permits each Portfolio Manager to have full investment discretion and authority over investment of a portion of the Fund's assets.

Out of the management fees it receives from LASC LAMCO pays each Portfolio Manager a fee at the annual rate of 0.30% of the average daily net assets of the portion of the Fund's assets assigned to that Portfolio Manager.

No one individual at LAMCO is responsible for LAMCO's investment management of All-Star Equity Fund. The following individuals who work for the indicated Portfolio Managers manage a portion of All-Star Equity Fund's assets:

*      Henry D. Cavanna, Managing Director of J.P. Morgan Investment Management,
       Inc.

*      John Lindenthal, Managing Director of Oppenheimer Capital

* Mark Donovan, Chairman, Equity Strategy Committee, of Boston Partners Asset Management, L.P.

* Susan M. Byrne, President and Chief Executive Officer of Westwood Management Corp.

* Mark A. Thompson, Chairman and Chief Investment Officer of Wilke/Thompson Capital Management, Inc.

The Trust and LAMCO have received an exemptive order from the Securities and Exchange Commission that permits the All-Star Equity Fund to change Portfolio Managers without a vote of the shareholders. Information regarding any new Portfolio Manager is sent to holders of VA contracts and VLI policies within 90 days following the effective date of the change.

NEWPORT
Newport Fund Management, Inc. ("Newport") is the Sub-Advisor of the Tiger Fund. Newport's principal address is 580 California Street, Suite 1960, San Francisco, California 94104.

LASC, out of the management fees it receives from the Trust, pays Newport a sub-advisory fee at the annual rate of 0.70% of the average daily net assets of the Tiger Fund.

John M. Mussey and Thomas R. Tuttle, President and Senior Vice President, respectively, of Newport, co-manage the Fund. Mr. Mussey has managed the Newport Tiger Fund since 1989. Mr. Tuttle has co-managed the Newport Tiger Fund since November, 1995. Messrs. Mussey and Tuttle have been officers of Newport since 1984.



The mutual funds and institutional investment advisory business of both Stein Roe and Colonial, are managed together by a combined management team of employees from both companies. Colonial also shares personnel, facilities and systems with Stein Roe that may be used in providing administrative services to the Fund.

Stein Roe and Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

                      OTHER INVESTMENT STRATEGIES AND RISKS

Each Fund's primary investments and its risks are described above in its individual description. This section describe other investments a Fund may make and the risks associated with them. In seeking to achieve its goal, each Fund may invest in various types of securities and engage in various investment techniques which are not the principle focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' SAI, which you may obtain free of charge (see back cover). Approval by the Funds' shareholders is not required to modify or change any of the Funds' investment goals or investment strategies.


TEMPORARY DEFENSIVE MEASURES
--------------------------------------------------------------------------------
With the exception of Liberty All-Star Equity Fund, each Fund's Sub-Advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.

(High Yield Securities Fund) If necessary, the Fund has the ability to invest 100% of its assets in higher rated securities, if, in Colonial's opinion, economic conditions create a situation where yield spreads narrow between lower and higher rated securities.

Taking a temporary defensive position may prevent a Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES
--------------------------------------------------------------------------------
(Growth and Income Fund, Strategic Income Fund) The Fund will invest in U.S. Government securities, including U.S. Treasuries and securities of various U.S. government agencies. Agency securities include mortgaged-backed securities, which represent interests in pools of mortgages. The Fund has flexibility to vary its allocation among different types of U.S. Government securities based upon the Sub-Advisor's judgement of which types of securities will outperform others. In selecting investments for the Fund, the Sub-Advisor considers a security's expected income, together with its potential to rise or fall in price.

STRUCTURED RISK
--------------------------------------------------------------------------------
(Growth and Income Fund, Strategic Income Fund) Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of risk that involves both mortgaged-backed securities (which are guaranteed by a U.S. Government agency) and asset-backed securities (which are interests in pools of debt securities). Prepayment risk is the possibility that asset-backed securities may be prepaid if the underlying debt securities are prepaid. Prepayment risk for mortgaged-backed securities is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgaged backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed securities and mortgaged-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, these securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. In addition, the potential impact of prepayment on the price of a security may be difficult to predict and result in greater volatility.

ZERO COUPON BONDS
--------------------------------------------------------------------------------
(Global Utilities Fund, Stategic Income Fund, High Yield Securities Fund) Zero coupon bonds are issued at less than their fair value and make payments of interest only at maturity, rather than during the life of the bond. As a result, these bonds involve greater credit risk and are subject to greater volatility than bonds that pay cash interest on a current basis.

HEDGING STRATEGIES
--------------------------------------------------------------------------------
Each Fund may enter into a number of hedging strategies, including the use of futures and options, to gain or reduce exposure to particular securities or markets. These strategies, which are commonly referred to as derivatives, involve the use of financial instruments whose values derive from the future, not current, performance of an underlying security, an index or a currency. A Fund may use these strategies for hedging purposes (attempting to offset a potential loss in one position by establishing an interest in an opposite position) or to adjust the Fund's maturity. Hedging strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the security, or limit a potential gain. Also, with some hedging strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to a Fund.



YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by LASC, the Sub-Advisors and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." LASC, the Sub-Advisors, the Funds' distributors and transfer agent (Liberty Companies) are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including working with vendors who furnish services, software and systems to the Funds, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables that follow are intended to help you understand the Funds' financial information for the last five fiscal years (or shorter period if a Fund commenced operations less than five years ago). The information has been audited by PricewaterhouseCoopers LLP, whose report appears in the Trust's annual report. The Funds' total returns presented below do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies.

COLONIAL GROWTH AND INCOME FUND, VARIABLE SERIES

                                                              Year Ended December 31
                                               1998        1997        1996        1995        1994
Net asset value--
Beginning of period ($)                                   13.96       12.60       10.03       10.36
---------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS ($)
Net investment income (a)(c)                               0.28        0.28        0.29        0.26
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                    3.75        1.98        2.72       (0.34)
---------------------------------------------------------------------------------------------------
Total from Investment Operations                           4.03        2.26        3.01       (0.08)
---------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
From net investment income                                (0.27)      (0.28)      (0.25)      (0.25)
---------------------------------------------------------------------------------------------------
In excess of net investment income                        (0.01)        --           --          --
---------------------------------------------------------------------------------------------------
From net realized gains (loss)                            (2.37)      (0.62)      (0.19)         --
---------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders              (2.65)      (0.90)      (0.44)      (0.25)
---------------------------------------------------------------------------------------------------

Net asset value--
End of period ($)                                         15.34       13.96       12.60       10.03
---------------------------------------------------------------------------------------------------
Total return (%) (b)                                      28.97       17.89       30.03       (0.76)
---------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------
Net assets, end of period (000) ($)                     106,909      93,247      71,070      48,052
---------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets
(%)                                                        0.79(e)     0.79(e)     0.81(e)     0.87
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average
net assets (%)                                             1.77(e)     2.02(e)     2.51(e)     2.82
---------------------------------------------------------------------------------------------------
Portfolio turnover ratio (%)                                 60          24          79          55
---------------------------------------------------------------------------------------------------
Average commission rate ($) (f)                          0.0401      0.0383          --          --
---------------------------------------------------------------------------------------------------

*      Annualized.
**     Not Annualized.
*** For the period from the commencement of operations (July 1, 1993) to December 31, 1993.
(a) Per share data was calculated using average shares outstanding during the period.
(b)    Total return at net asset value assuming all distributions reinvested.
(c) If the Fund had paid all of its expenses and there had been no reimbursement from LASC, this ratio would have been 1.23% (annualized) for the period ended December 31, 1993.
(d)    Computed giving effect to LASC's expense limitation undertaking.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES

                                                              Year Ended December 31
                                               1998        1997        1996        1995        1994
Net asset value--
Beginning of period ($)                                   10.70       10.50        8.11        9.65
---------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS ($)
Net investment income (a)                                  0.46        0.46        0.46        0.54
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                    2.62        0.23        2.39       (1.53)
---------------------------------------------------------------------------------------------------
Total from investment operations                           3.08        0.69        2.85       (0.99)
---------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
From net investment income                                (0.48)      (0.49)      (0.46)      (0.55)
---------------------------------------------------------------------------------------------------
From net realized gains (loss)                            (1.38)         --          --          --
---------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders              (1.86)      (0.49)      (0.46)      (0.55)
---------------------------------------------------------------------------------------------------

Net asset value--
End of period ($)                                         11.92       10.70       10.50        8.11
---------------------------------------------------------------------------------------------------
Total return (%) (b)                                      28.75        6.53       35.15      (10.27)
---------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------
Net assets, end of period (000) ($)                      54,603      47,907      51,597      38,156
---------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets
(%)                                                        0.83(d)     0.81(d)     0.83(d)     0.86
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average net
assets (%)                                                 3.96(d)     4.36(d)     4.98(d)     5.80
---------------------------------------------------------------------------------------------------
Portfolio turnover ratio (%)                                 89          14          18          16
---------------------------------------------------------------------------------------------------
Average commission rate ($) (f)                          0.0041      0.0468          --          --
---------------------------------------------------------------------------------------------------

*       Annualized.
**      Not Annualized.
*** For the period from the commencement of operations (July 1, 1993) to December 31, 1993.
(a) Per share data was calculated using average shares outstanding during the period.
(b)     Total return at net asset value assuming all distributions reinvested.
(c)     Computed giving effect to LASC's expense limitation undertaking.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year's ratios are net of benefits received, if any.
(e) If the Fund had paid all of its expenses and there had been no reimbursement from LASC, this ratios would have been 1.09%
        (annualized) for the period ended December 31, 1993.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.
                                                                              28

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES


                                                   Year Ended December 31
                                                        1998***
Net asset value--
Beginning of period ($)
---------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS ($)
Net investment income (a)
---------------------------------------------------------------------------

Net realized and unrealized gain (loss)
---------------------------------------------------------------------------
Total from investment operations
---------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
From net investment income
---------------------------------------------------------------------------
Net asset value--
End of period ($)
---------------------------------------------------------------------------
Total return (%) (b) (c)
---------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------
Net assets, end of period (000) ($)
---------------------------------------------------------------------------
Ratio of net expenses to average net assets
(%)(d)(e)
---------------------------------------------------------------------------
Ratio of net investment income to average
net assets (%)(c)(e)
---------------------------------------------------------------------------
Portfolio turnover ratio (%)
---------------------------------------------------------------------------
Average commission rate
---------------------------------------------------------------------------


*       Annualized.
**      Not Annualized.
***     For the period from the commencement of operations (XX, 1998)
        to December 31, 1998.
(a)     Per share data was calculated using average shares outstanding during the period.
(b)     Total return at net asset value assuming all distributions reinvested.
(c)     Computed giving effect to LASC's expense limitation undertaking.
(d)     If the Fund had paid all of its expenses and there had been no
        reimbursement from LASC, these ratios would have been   % (annualized).
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

COLONIAL U.S. STOCK FUND, VARIABLE SERIES

                                                              Year Ended December 31
                                               1998        1997        1996        1995        1994
Net asset value--
Beginning of period ($)                                   14.22       12.36       10.27       10.00
---------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS ($)
Net investment income (a)                                  0.20        0.19        0.21        0.09
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                    4.37        2.52        2.84        0.35
---------------------------------------------------------------------------------------------------
Total from investment operations                           4.57        2.71        3.05        0.44
---------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
From net investment income                                (0.18)      (0.17)      (0.16)      (0.11)
---------------------------------------------------------------------------------------------------
From net realized gains (loss)                            (2.30)      (0.68)      (0.80)      (0.06)
---------------------------------------------------------------------------------------------------
In excess of net realized gains                           (0.01)         --          --          --
---------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders              (2.50)      (0.85)      (0.96)      (0.17)
---------------------------------------------------------------------------------------------------

Net asset value--
End of period ($)                                         16.29       14.22       12.36       10.27
---------------------------------------------------------------------------------------------------
Total return (%) (c)                                      32.23       21.84       29.70(b)     4.40(b)**
---------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------
Net assets, end of period (000) ($)                      96,715      60,855      43,017      15,373
---------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets
(%)                                                        0.94(e)     0.95(e)     1.00(d)(e)  1.00(d)*
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average
net assets (%)                                             1.19(e)     1.39(e)     1.72(b)(e)  2.16(b)*
---------------------------------------------------------------------------------------------------
Portfolio turnover ratio (%)                                 63          77         115          52
---------------------------------------------------------------------------------------------------
Average commission rate ($) (f)                          0.0400      0.0395          --         --
---------------------------------------------------------------------------------------------------

*       Annualized.
**      Not Annualized.
*** For the period from the commencement of operations (July 5, 1994) to December 31, 1994.
(a) Per share data was calculated using average shares outstanding during the period.
(b)     Computed giving effect to LASC's expense limitation undertaking.
(c)     Total return at net asset value assuming all distributions reinvested.
(d) If the Fund had paid all of its expenses and there had been no reimbursement from LASC, this ratios would have been 1.07% and 1.64% (annualized), respectively.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year's ratios are net of benefits received, if any.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES

                                                                          Year Ended December 31
                                               1998        1997        1996        1995        1994***
Net asset value--
Beginning of period ($)                                   11.04       10.99        9.79       10.00
---------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS ($)
Net investment income (a)                                  0.90        0.92        0.55        0.30
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                    0.11        0.16        1.24       (0.19)
---------------------------------------------------------------------------------------------------
Total from investment operations                           1.01        1.08        1.79        0.11
---------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
From net investment income                                (0.79)      (0.96)      (0.56)      (0.31)
---------------------------------------------------------------------------------------------------
In excess of net investment income                        (0.05)         --          --          --
---------------------------------------------------------------------------------------------------
From net realized gains (loss)                            (0.05)      (0.07)      (0.03)      (0.01)
---------------------------------------------------------------------------------------------------
In excess of net realized gains                           (0.01)         --          --          --
---------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders              (0.90)      (1.03)      (0.59)      (0.32)
---------------------------------------------------------------------------------------------------

Net asset value--
End of period ($)                                         11.15       11.04       10.99        9.79
---------------------------------------------------------------------------------------------------
Total return (%) (b) (c)                                   9.11        9.83       18.30        1.10**
---------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------
Net assets, end of period (000) ($)                      73,175      53,393      48,334      13,342
---------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets
(%)(e)                                                     0.80(d)     0.80(d)     0.84(d)      100*
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average net
assets (%) (c)                                             7.86(d)     8.13(d)     8.08(d)     7.33*
---------------------------------------------------------------------------------------------------
Portfolio turnover ratio (%)                                 94         114         281          94**
---------------------------------------------------------------------------------------------------

*       Annualized.
**      Not Annualized.
*** For the period from the commencement of operations (July 5, 1994) to December 31, 1994.
(a) Per share data was calculated using average shares outstanding during the period.
(b)     Total return at net asset value assuming all distributions reinvested.
(c)     Computed giving effect to LASC's expense limitation undertaking.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year's ratios are net of benefits received, if any.
(e) If the Fund had paid all of its expenses and there had been no reimbursement from LASC, these ratios would have been 0.82%, 0.86%, 0.94% and 1.60% (annualized) respectively.

COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES

                                                                 Years Ended December 31

                                                        1998       1997      1996       1995     1994***
Net asset value--
Beginning of period ($)
---------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS ($)
Net investment income (a)
---------------------------------------------------------------------------

Net realized and unrealized gain (loss)
---------------------------------------------------------------------------
Total from investment operations
---------------------------------------------------------------------------
In excess of net investment income
---------------------------------------------------------------------------
From net realized gains (loss)
---------------------------------------------------------------------------
In excess of net realized gains
---------------------------------------------------------------------------
Total Distributions Declared
to Shareholders
---------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
From net investment income
---------------------------------------------------------------------------
Net asset value--
End of period ($)
---------------------------------------------------------------------------
Total return (%) (b) (c)
---------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------
Net assets, end of period (000) ($)
---------------------------------------------------------------------------
Ratio of net expenses to average net assets
(%)(e)
---------------------------------------------------------------------------
Ratio of net investment income to average
net assets (%)(c)
---------------------------------------------------------------------------
Portfolio turnover ratio (%)
---------------------------------------------------------------------------


*       Annualized.
**      Not Annualized.
*** For the period from the commencement of operations (July 5, 1994) to December 31, 1994.
(a) Per share data was calculated using average shares outstanding during the period.
(b)     Total return at net asset value assuming all distributions reinvested.
(c)     Computed giving effect to LASC's expense limitation undertaking.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year's ratios are net of benefits recieved, if any.
(e) If the Fund had paid all of its expenses and there had been no reimbursement from LASC, these ratios would have been 0.82%, 0.80%, 0.94% and 1.60% (annualized) respectively.

COLONIAL INTERNATIONAL FUND FOR GROWTH, VARIABLE SERIES

                                                                 Years Ended December 31

                                                        1998       1997      1996       1995     1994***
Net asset value--
Beginning of period ($)                                            1.96      1.97       1.88     2.00
--------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS ($)
Net investment income (a)                                          0.02       0.02      0.02     ---
---------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)                            (0.08)     0.09     0.10     (0.12)
---------------------------------------------------------------------------------------------------------
Total from investment operations                                   (0.06)     0.11     0.11     (0.12)
---------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
From net investment income                                         (0.02)      ---     (0.02)    ---
---------------------------------------------------------------------------------------------------------
In excess of net investment income                                 (0.02)      ---      ---      ---
---------------------------------------------------------------------------------------------------------
From net realized gains (loss)                                     (0.08)     (0.12)    ---      ---
---------------------------------------------------------------------------------------------------------
Total Distributions Delcared To Shareholders                       (0.12)     (0.12)    (0.02)   ---
---------------------------------------------------------------------------------------------------------
Net asset value--
End of period ($)                                                   1.78       1.96      1.97     1.88
---------------------------------------------------------------------------------------------------------
Total return (%) (b)                                                (3.27)     5.61      5.85     (6.00)**
---------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ($)                                 30.600     26.593     22.764    19.146
----------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                      1.34(c)    1.40(c)   1.40(c)    1.74
-----------------------------------------------------------------------------------------------------
Ratio of net investment income to average
net assets (%)                                                       0.82(c)    0.84(c)    0.75(c)   0.13
----------------------------------------------------------------------------------------------------------
Portfolio turnover ratio (%)                                           28        115        40        31
----------------------------------------------------------------------------------------------------------
Average commission rate ($)(d)                                      0.0082      0.0010      ---      ---
----------------------------------------------------------------------------------------------------------

*       Annualized.
**      Not Annualized.
*** For the period from the commencement of operations (May 2, 1994) to December 31, 1994.
(a) Per share data was calculated using average shares outstanding during the period.
(b)     Total return at net asset value assuming all distributions reinvested.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year's ratios are net of benefits recieved, if any.
(d) For the fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES


                                             Year Ended December 31
                                          1998                   1997
Net asset value--
Beginning of period ($)                                         10.00
---------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS ($)
Net investment income (a)                                       0.01
---------------------------------------------------------------------------

Net realized and unrealized gain (loss)                         0.07
---------------------------------------------------------------------------
Total from investment operations                                0.08
---------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
From net investment income                                     (0.01)
---------------------------------------------------------------------------
Net asset value--
End of period ($)                                              10.07
---------------------------------------------------------------------------
Total return (%) (b) (c)                                        0.80**
---------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------
Net assets, end of period (000) ($)                             22.228
---------------------------------------------------------------------------
Ratio of net expenses to average net assets
(%)(d)(e)                                                        1.00*
---------------------------------------------------------------------------
Ratio of net investment income to average
net assets (%)(c)(e)                                             0.83*
---------------------------------------------------------------------------
Portfolio turnover ratio (%)                                       1**
---------------------------------------------------------------------------
Average commission rate                                          0.0475

*       Annualized.
**      Not Annualized.
*** For the period from the commencement of operations November 17, 1997 to December 31, 1997.
(a) Per share data was calculated using average shares outstanding during the period.
(b)     Total return at net asset value assuming all distributions reinvested.
(c)     Computed giving effect to LASC's expense limitation undertaking.
(d) If the Fund had paid all of its expenses and there had been no reimbursement from LASC, these ratios would have been 1.45% (annualized).
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

NEWPORT TIGER FUND, VARIABLE SERIES

                                                                          Year Ended December 31
                                                           1998        1997        1996        1995***
Net asset value--
Beginning of period ($)                                                2.52        2.28        2.00
---------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS ($)
Net investment income (a)                                              0.03        0.03        0.01
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                               (0.81)       0.24        0.29
---------------------------------------------------------------------------------------------------
Total from investment operations                                      (0.78)       0.27        0.30
---------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
From net investment income                                            (0.02)      (0.02)      (0.01)
---------------------------------------------------------------------------------------------------
In excess of net investment income                                    (0.01)        --        (0.01)
---------------------------------------------------------------------------------------------------
From net realized gains (loss)                                           --       (0.01)         --
---------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders                          (0.03)      (0.03)      (0.02)
---------------------------------------------------------------------------------------------------

Net asset value--
End of period ($)                                                      1.71        2.52        2.28
---------------------------------------------------------------------------------------------------
Total return (%) (b)                                                 (31.14)      11.73       15.00**
---------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------
Net assets, end of period (000) ($)                                  24,934      34,642      18,977
---------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%) (c)                    1.25        1.27        1.75*
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)
(c)                                                                    1.14        1.20        0.89*
---------------------------------------------------------------------------------------------------
Portfolio turnover ratio (%)                                             27           7          12**
---------------------------------------------------------------------------------------------------
Average commission rate ($) (d)                                      0.0083      0.0172          --
---------------------------------------------------------------------------------------------------


*       Annualized.
**      Not Annualized.
*** For the period from the commencement of operations (May 1, 1995) to December 31, 1995.
(a) Per share data was calculated using average shares outstanding during the period.
(b)     Total return at net asset value assuming all distributions reinvested.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

                             SHAREHOLDER INFORMATION

PURCHASE AND REDEMPTIONS The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at NAV without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value ("NAV") next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

HOW A FUND'S SHARE PRICE IS DETERMINED Each share price is its NAV next determined. NAV is the difference between the value of a fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4:00 p.m. New York time.

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sale on that day, we value the security at the most recent quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) secuirty as of the last sales price of that day. We value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

A Fund's foreign securities may trade on days when the NYSE is closed for trading and Participating Insurance Companies may not purchase or redeem shares.

Dividends and Distributions Each Fund intends to delcare and distribute, as dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less estimated expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annaully. All net short-term and long-term capital gains of each Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of record date for the distributions.
                                                                              35

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over its last fiscal year.

You may wish to read the SAI for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by writing:

Keport Financial Services Corp.
125 High Street
Boston, MA 02111

or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009


Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

INVESTMENT COMPANY ACT FILE NUMBER:
811-07556


                                                                              36

                        LIBERTY VARIABLE INVESTMENT TRUST

                  Cross Reference Sheet Pursuant to Rule 481(a)


                                    Location or Caption in Statement of
                                    Additional Information
Item Number of Form N-1A

PART B

10.                                 Cover Page; Table of Contents

11.                                 Organization and History

12. Investment Restrictions; Other Considerations; Description of Certain Investments

13.                                 Investment Management and Other Services;
                                    More Facts About Trust

14.                                 More Facts About Trust

15.                                 Investment Management and Other Services

16.                                 Other Considerations

17.                                 More Facts About Trust

18.                                 Other Considerations

19.                                 More Facts About Trust

20.                                 Other Considerations

21.                                 Investment Performance

22.                                 Independent Accountants and Financial
                                    Statements

                       LIBERTY VARIABLE INVESTMENT TRUST

                              One Financial Center
                           Boston, Massachusetts 02111


                         Colonial Growth and Income Fund
                         Stein Roe Global Utilities Fund
                      Colonial International Fund for Growth
                            Colonial U.S. Stock Fund
                         Colonial Strategic Income Fund
                              Newport Tiger Fund
                         Liberty All-Star Equity Fund
                         Colonial Small Cap Value Fund
                      Colonial High Yield Securities Fund


                       STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 1, 1999


         The Statement of Additional Information ("SAI") is not a Prospectus, but should be read in conjunction with the Trust's Prospectus, dated May 1, 1999 and any supplement thereto, which may be obtained at no charge by calling Keyport Financial Services Corp. at (800) 437-4466, or by contacting the applicable Participating Insurance Company, or the broker-dealers offering certain variable annuity contracts or variable life insurance policies issued by the Participating Insurance Company.


         The date of this SAI is May 1, 1999.

                                TABLE OF CONTENTS

ITEM                                                                  PAGE

ORGANIZATION AND HISTORY............................................

INVESTMENT MANAGEMENT AND OTHER SERVICES............................
         General....................................................
         Trust Charges and Expenses.................................

INVESTMENT RESTRICTIONS.............................................
         Colonial Growth and Income Fund............................
         Stein Roe Global Utilities Fund............................
         Colonial International Fund for Growth.....................
         Colonial U.S. Stock Fund...................................
         Colonial Strategic Income Fund.............................
         Newport Tiger Fund.........................................
         Liberty All-Star Equity Fund...............................
         Colonial Small Cap Value Fund..............................
         Colonial High Yield Securities Fund........................

MORE FACTS ABOUT TRUST..............................................
         Mixed and Shared Funding...................................
         Organization...............................................
         Trustees and Officers......................................
         Principal Holders of Securities............................
         Custodians.................................................

OTHER CONSIDERATIONS................................................
         Portfolio Turnover.........................................
         Suspension of Redemptions..................................
         Valuation of Securities....................................
         Portfolio Transactions.....................................
DESCRIPTION OF CERTAIN INVESTMENTS..................................
         Money Market Instruments...................................
         Investments in Less Developed Countries....................
         Foreign Currency Transactions..............................
         Options on Securities......................................
         Futures Contracts and Related Options......................
         Passive Foreign Investment Companies.......................
         Securities Loans...........................................

INVESTMENT PERFORMANCE..............................................

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS....................

                           ORGANIZATION AND HISTORY

         Liberty Variable Investment Trust (the "Trust"), a Massachusetts business trust, is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Trust currently offers nine Funds: Colonial Growth and Income Fund, Variable Series ("Growth and Income Fund"); Stein Roe Global Utilities Fund, Variable Series ("Global Utilities Fund"); Colonial International Fund for Growth, Variable Series ("International Fund for Growth"); Colonial U.S. Stock Fund, Variable Series ("U.S. Stock Fund"); Colonial Strategic Income Fund, Variable Series ("Strategic Income Fund"); Newport Tiger Fund, Variable Series ("Tiger Fund"); Liberty All-Star Equity Fund, Variable Series ("All-Star Equity Fund"); Colonial Small Cap Value Fund, Variable Series ("Small Cap Value Fund") and Colonial High Yield Securities Fund, Variable Series ("High Yield Securities Fund"). The Trust may add or delete Funds from time to time. The Trust commenced operations on July 1, 1993.




                    INVESTMENT MANAGEMENT AND OTHER SERVICES

GENERAL

         Liberty Advisory Services Corp. ("LASC") serves as Manager pursuant to investment advisory agreements between the Trust on behalf of of the Funds and LASC (the "Management Agreements"). LASC is a direct wholly owned subsidiary of Keyport Life Insurance Company ("Keyport"), which is an indirect wholly owned subsidiary of Liberty Financial Companies, Inc. ("LFC"). As of December 31, 1998, approximately 71.95% of the combined voting power of LFC's outstanding voting stock was owned, indirectly, by Liberty Mutual Insurance Company ("Liberty Mutual").

         LASC and the Trust, on behalf of each of Growth and Income Fund, International Fund For Growth, U.S. Stock Fund, Strategic Income Fund, Small Cap Value Fund and High Yield Securities Fund, have entered into separate Sub-Advisory Agreements ("Colonial Sub-Advisory Agreements") with Colonial Management Associates, Inc. ("Colonial"). Colonial is an indirect wholly owned subsidiary of LFC.

         LASC and the Trust, on behalf of the Global Utilities Fund, have entered into a separate Sub-Advisory Agreement (the "Stein Roe Sub-Advisory Agreement") with Stein Roe & Farnham Incorporated ("Stein Roe"). Stein Roe is an indirect wholly owned subsidiary of LFC.

         LASC and the Trust, on behalf of the Tiger Fund, have entered into a separate Sub-Advisory Agreement (the "Newport Sub-Advisory Agreement;" collectively, with the Colonial Sub-Advisory Agreements and the Stein Roe Sub-Advisory Agreement, the "Sub-Advisory Agreements") with Newport Fund Management, Inc. ("Newport"). Newport is an indirect wholly owned subsidiary of LFC.

         Liberty Asset Management Company ("LAMCO") sub-advises All-Star Equity Fund pursuant to the Management Agreement for such Fund (to which LAMCO is a party). All-Star Equity Fund's investment program is based upon LAMCO's multi-manager concept. LAMCO allocates the Fund's portfolio assets on an equal basis among a number of independent investment management organizations ("Portfolio Managers") -- currently five in number -- each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the Portfolio Managers so as to maintain an approximately equal allocation of the portfolio among them throughout all market cycles. Each Portfolio Manager provides these services under a Portfolio Management Agreement (the "Portfolio Management Agreements") among the Trust, on behalf of All-Star Equity Fund, LAMCO and such Portfolio Manager.


         All-Star Equity Fund's current Portfolio Managers are:


                  J.P. Morgan Investment Management Inc.
                  Oppenheimer Capital
                  Boston Partners Asset Management, L.P.
                  Westwood Management Corp.
                  Wilke/Thompson Capital Management, Inc.




         Liberty Advisory Services Corp. Keyport owns all of the outstanding common stock of LASC. LASC's address is 125 High Street, Boston, Massachusetts 02110. The directors and principal executive officer of LASC are: Paul H. LeFevre, Jr. (principal executive officer), and Mark R. Tulley. Mr. LeFevre also is a director of Keyport Financial Services Corp. ("KFSC"), the principal underwriter for shares of the Funds sold to Participating Insurance Companies (as such term is defined in the Prospectus) that are affiliated with Keyport.


         Colonial Management Associates, Inc. COGRA, LLC (COGRA), One Financial Center, Boston, Massachusetts 02111, owns all of the outstanding common stock of Colonial. COGRA is an indirect wholly-owned subsidiary of LFC. The directors and principal executive officer of Colonial are Nancy L. Conlin, Stephen E. Gibson (principal executive officer) and Davey S. Scoon.


         Stein Roe & Farnham Incorporated. Stein Roe, One South Wacker Drive, Chicago, Illinois, 60606, is an indirect wholly owned subsidiary of LFC. The directors and principal executive officer of Stein Roe are Kenneth R. Leibler,
C. Allen Merritt, Jr., Hans P. Ziegler (principal executive officer) and Thomas W. Butch.


         Newport. Newport Pacific Management, Inc. ("Newport Pacific"), 580 California Street, San Francisco, California 94104, owns xx.x% of the outstanding common stock of Newport. LFC owns the balance. Liberty Newport Holdings, Ltd. ("LNH") owns all of the outstanding common stock of Newport Pacific. LFC owns all of the outstanding stock of LNH. The directors and principal executive officers of Newport are John M. Mussey (principal executive officer), Kenneth R. Leibler, Lindsay Cook, Thomas R. Tuttle, R James Carlson and Linda Couch.

         Liberty Asset Management Company; LAMCO's Portfolio Managers. LAMCO, 600 Atlantic Avenue, 23rd Floor, Boston, Massachusetts 02210, is an indirect wholly owned subsidiary of LFC. The directors and principal executive officer of LAMCO are: Kenneth R. Leibler, Richard R. Christensen (principal executive officer), Lindsay Cook and C. Allen Merritt, Jr. Mr. Christensen is Chairman of the Board of Trustees of the Trust.

         As of the date of this Statement of Additional Information, the following entities serve as LAMCO's Portfolio Managers for All-Star Equity Fund:

- J.P. Morgan Investment Management, Inc. J.P. Morgan Investment Management Inc. ("J.P. Morgan"), 522 Fifth Avenue, New York, New York 10036, is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated, a New York Stock Exchange listed bank holding company the principal banking subsidiary of which is Morgan Guaranty Trust Company of New York. J.P. Morgan's principal executive officer is Keith M. Schappert, and its directors are Mr. Schappert and Messrs. William L. Cobb, Jr.,
         C. Nicolas Potter, Michael R. Granito, John R. Thomas, Thomas M. Luddy, Michael E. Patterson, Jean Louis Pierre Brunel, Robert A. Anselmi, Milan Steven Soltis and K. Warren Anderson.

- Oppenheimer Capital. Oppenheimer Capital, Oppenheimer Tower, World Financial Center, New York, New York 10281, also is a wholly-owned subsidiary of PIMCO Advisors L.P. Oppenheimer Capital's principal executive officer is George Long, and its directors are Mr. Long and Frank LaCates.

- Boston Partners Asset Management, L.P. Boston Partners Asset Management, L.P.'s address is One Financial Center, Boston, Massachusetts 02111. The firm is owned by its partners. Desmond S. Heathwood is the sole General Partner.

- Westwood Management Corp. Westwood Management Corp., 300 Crescent Court, Suite 1320, Dallas, Texas 75201, is a wholly owned subsidiary of Southwest Securities Group, Inc. Its principal executive officer is Susan M. Byrne. Its directors are Ms. Byrne, Raymond E. Wooldridge, Don
         A. Buchhotz, David M. Glatstein, and Patricia R. Fraze.

- Wilke/Thompson Capital Management, Inc. Wilke/Thompson Capital Management, Inc. ("Wilke/Thompson"), 3800 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, is a corporation of which Anthony L. Ventura, its President, owns 23%, and Mark A. Thompson, its Chairman and Chief Investment Officer, owns 56%, of its outstanding shares. (The balance of such shares are owned by other employees). Messrs. Thompson and Ventura comprise its Board of Directors.

         The Management Agreements, the Sub-Advisory Agreements and the Portfolio Management Agreements provide that none of LASC, Colonial, Stein Roe, Newport, LAMCO or LAMCO's Portfolio Managers (collectively, the "Advisors"), nor any of their respective directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of any Fund for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by LASC or such Advisor of its respective duties under such agreements, except for liability resulting from willful misfeasance, bad faith or gross negligence on the part of LASC or such Advisor, in the performance of its respective duties or from reckless disregard by such Advisor of its respective obligations and duties thereunder.

TRUST CHARGES AND EXPENSES

         Growth and Income Fund and Global Utilities Fund commenced operations on July 1, 1993. International Fund For Growth commenced operations on May 2, 1994. U.S. Stock Fund and Strategic Income Fund commenced operations on July 5, 1994. Tiger Fund commenced operations on May 1, 1995. All-Star Equity Fund commenced operations on November 15, 1997. Small Cap Value Fund and High Yield Securities Fund commenced operations on May 19, 1998.


         MANAGEMENT FEES. Each Fund listed below paid LASC management fees as follows during each year in the three-year period ended December 31, 1998 pursuant to the Management Agreements described in the Prospectus:

                                   1996      1997         1998
                                   ----      ----         ----
Growth and Income Fund:          $538,173   $605,151    $
Global Utilities Fund:           $315,944   $310,458    $
International Fund For Growth:   $224,146   $270,532    $
U.S. Stock Fund:                 $418,745   $623,484    $
Strategic Income Fund:           $322,142   $384,347(1) $
Tiger Fund:                      $258,891   $303,701    $
All-Star Equity Fund:                  --      8,804(1) $
Small Cap Value:                       --         --
High Yield Securities:                 --         --

-----------------

(1) Reduced to reflect applicable expense limitations. If the limitations had not been in effect, Strategic Income Fund and All-Star Equity Fund would have paid fees of $399,569 and $20,337, respectively.


CERTAIN ADMINISTRATIVE EXPENSES. During each year in the three-year period ended December 31, 1998 each Fund listed below made payments as follows to Colonial or an affiliate thereof for pricing and bookkeeping services.


                                  1996      1997      1998
                                  ----      ----      ----
Growth and Income Fund:          $40,025   $43,653   $
Global Utilities Fund:           $27,000   $27,071   $
International Fund For Growth:   $27,000   $27,000   $
U.S. Stock Fund:                 $27,000   $39,024   $
Strategic Income Fund:           $27,000   $31,551   $
Tiger Fund:                      $27,000   $27,000   $
All-Star Equity Fund:                 --     3,225   $
Small Cap Value:                      --        --   $
High Yield Securities:                --        --   $


         In addition, during each year in the three-year period ended December 31, 1998 each Fund listed below made payments as follows to Colonial or an affiliate thereof for transfer agent services:


                                  1996     1997      1998
                                  ----     ----      ----

Growth and Income Fund:          $7,500   $7,500   $
Global Utilities Fund:           $7,500   $7,500   $
International Fund For Growth:   $7,500   $7,500   $
U.S. Stock Fund:                 $7,500   $7,500   $
Strategic Income Fund:           $7,500   $7,500   $
Tiger Fund:                      $7,500   $  896   $
All-Star Equity Fund:                --       --   $
Small Cap Value:                     --       --   $
High Yield Securities:               --       --   $


         EXPENSE LIMITATIONS. LASC has agreed to reimburse all expenses, including management fees, but excluding interest, taxes, brokerage, and other expenses which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses, incurred by

(i) each of Growth and Income Fund, Global Utilities Fund, U.S. Stock Fund, All-Star Equity Fund and Small Cap Value Fund in excess of 1.00% of average daily net asset value per annum, (ii) each of International Fund For Growth and Tiger Fund in excess of 1.75% of average daily net asset value per annum, and (iii) each of Strategic Income Fund and High Yield Securities Fund in excess of 0.80% of average daily net asset value per annum, in each case for the period from May 1, 1998 until April 30, 1999.

                             INVESTMENT RESTRICTIONS

         In addition to the restrictions set forth in the Prospectus with respect to each Fund which are described as fundamental investment policies, the investment restrictions specified below with respect to each Fund as "FUNDAMENTAL INVESTMENT POLICIES" have been adopted as fundamental investment policies of each Fund. Such fundamental investment policies may be changed only with the consent of a "majority of the outstanding voting securities" of the particular Fund. As used in the Prospectus and in this SAI, the term "majority of the outstanding voting securities" means the lesser of (i) 67% of the voting securities of a Fund present at a meeting where the holders of more than 50% of the outstanding voting securities of a Fund are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities of a Fund. Shares of each Fund will be voted separately on matters affecting only that Fund, including approval of changes in the fundamental objectives, policies, or restrictions of that Fund.

         Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For purposes of the diversification requirement of the Investment Company Act of 1940, as amended (the "1940 Act"), the issuer with respect to a security is the entity whose revenues support the security.

GROWTH AND INCOME FUND

         FUNDAMENTAL INVESTMENT POLICIES.  Growth and Income Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;



         2. Underwrite securities issued by others only when disposing of portfolio securities;

         3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

         4. Not concentrate more than 25% of its total assets in any one industry;

         5. With respect to 75% of total assets not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer; and

         6. Own real estate if it is acquired as the result of owning securities and not more than 5% of total assets.

         OTHER INVESTMENT POLICIES. As non-fundamental investment policies of Growth and Income Fund which may be changed without a shareholder vote, the Fund may not:

         1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

         2. Purchase and sell futures contracts and related options if the total initial margin and premiums required to establish non-hedging positions exceed 5% of its total assets;

         3. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

         4.       Invest more than 15% of its net assets in illiquid assets.

GLOBAL UTILITIES FUND

         FUNDAMENTAL INVESTMENT POLICIES.  Global Utilities Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;



         2. Underwrite securities issued by others only when disposing of portfolio securities;

         3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

         4. With respect to 75% of total assets not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer; and

         5. Own real estate if it is acquired as the result of owning securities and not more than 5% of total assets.

         OTHER INVESTMENT POLICIES. As non-fundamental investment policies of Global Utilities Fund which may be changed without a shareholder vote, the Fund may not:

         1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions (this restriction does not apply to securities purchased on a when-issued basis or to margin deposits in connection with futures or options transactions);

         2. Purchase and sell futures contracts and related options if the total initial margin and premiums required to establish non-hedging positions exceed 5% of its total assets;

         3. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

         4.       Invest more than 15% of its net assets in illiquid assets.

INTERNATIONAL FUND FOR GROWTH

         FUNDAMENTAL INVESTMENT POLICIES.  International Fund For Growth may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2. Underwrite securities issued by others only when disposing of portfolio securities;

         3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

         4. Not concentrate more than 25% of its total assets in any one industry;

         5. Only own real estate acquired as the result of owning securities and not more than 5% of total assets; and

         6. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets.

         OTHER INVESTMENT POLICIES. As non-fundamental investment policies of International Fund For Growth which may be changed without a shareholder vote, the Fund may not:

         1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

         2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

         3.       Invest more than 15% of its net assets in illiquid assets;

         4. With respect to 75% of total assets, purchase any voting security of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer;

         5. Purchase puts, calls, straddles, spreads, or any combination thereof if, as a result of such purchase, the Fund's aggregate investment in such securities would exceed 5% of total assets;

         6. Acquire any security issued by a person that, in its most recent fiscal year, derived 15% or less of its gross revenues from securities related activities (within the meaning of Rule 12d3-1 under the Investment Company Act of 1940 (the "1940 Act")) if the Fund would control such person after such acquisition; or

         7. Acquire any security issued by a person that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities related activities (as so defined) unless (i) immediately after such acquisition of any equity security, the Fund owns 5% or less of the outstanding securities of that class of the issuer's equity securities,
                  (ii) immediately after such acquisition of a debt security, the Fund owns 10% or less of the outstanding principal amount of the issuer's debt securities, and (iii) immediately after such acquisition, the Fund has invested not more than 5% of its total assets in the securities of the issuer.

U.S. STOCK FUND

         FUNDAMENTAL INVESTMENT POLICIES.  U.S. Stock Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2. Underwrite securities issued by others only when disposing of portfolio securities;

         3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

         4. Not concentrate more than 25% of its total assets in any one industry; and

         5. With respect to 75% of total assets not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer;

         6. Only own real estate acquired as the result of owning securities and not more than 5% of total assets; and

         7. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets.

         OTHER INVESTMENT POLICIES. As non-fundamental investment policies of U.S. Stock Fund which may be changed without a shareholder vote, the Fund may not:

         1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

         2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

         3.       Invest more than 15% of its net assets in illiquid assets; or

         4. Purchase or sell commodity contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets.

STRATEGIC INCOME FUND

         FUNDAMENTAL INVESTMENT POLICIES.  Strategic Income Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2. Underwrite securities issued by others only when disposing of portfolio securities;

         3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

         4. Not concentrate more than 25% of its total assets in any one industry;

         5. With respect to 75% of total assets not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer;

         6. Only own real estate acquired as the result of owning securities and not more than 5% of total assets; and

         7. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets.

         OTHER INVESTMENT POLICIES. As non-fundamental investment policies of Strategic Income Fund which may be changed without a shareholder vote, the Fund may not:

         1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

         2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; or

         3.       Invest more than 15% of its net assets in illiquid assets.

TIGER FUND

         FUNDAMENTAL INVESTMENT POLICIES.  Tiger Fund may not:

         1. Concentrate more than 25% of the Funds total assets in any industry (other than obligations issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof) or with respect to 75% of the Fund's assets purchase the securities of any issuer, if, as a result of such purchase, more than 5% of the Fund's total assets would be invested in the securities of such issuer;

         2. Underwrite securities issued by others except when disposing of portfolio securities;

         3. Purchase and sell futures contracts and related options if the total initial margin and premiums exceed 5% of its total assets;

         4. Borrow amounts in excess of 5% of the Fund's net asset value, and only from banks as a temporary measure for extraordinary or emergency purposes and not for investment in securities. To avoid the untimely disposition of assets to meet redemptions it may borrow up to 20% of the net value of its assets to meet redemptions. The Fund will not make other investments while such borrowings referred to above in this item are outstanding. The Fund will not mortgage, pledge or in any other manner transfer, as security for indebtedness, any of its assets. (Short-term credits necessary for the clearance of purchases or sales of securities will not be deemed to be borrowings by the Fund.);

         5. Make loans, except that the Fund may: (a) acquire for investment a portion of an issue of bonds, debentures, notes or other evidences of indebtedness of a corporation or government; (b) enter into repurchase agreements, secured by obligations of the United States or any agency or instrumentality thereof;

         6.       Issue senior securities (except in accordance with 4 above);
                  and




         7. Own real estate, unless such real estate is acquired as the result of owning securities and does not constitute more than 5% of total assets.

         OTHER INVESTMENT POLICIES. As non-fundamental investment policies of Tiger Fund which may be changed without a shareholder vote, the Fund may not:

         1.       Invest in companies for the purpose of exercising control;

         2. Invest in securities of other investment companies except by purchase in the open market involving only customary broker's commissions, or as part of a merger, consolidation, or acquisition of assets;

         3. Participate on a joint and several basis in any securities trading account;

         4.       Write or trade in put or call options;

         5. Purchase securities on margin, but the Fund may utilize such short-term credits as may be necessary for clearance of purchases or sales of securities; or

         6.       Engage in short sales of securities.

ALL-STAR EQUITY FUND


         FUNDAMENTAL INVESTMENT POLICIES.  All-Star Equity Fund may not:

         1.       Issue senior securities, except as permitted by (2) below;

         2. Borrow money, except that it may borrow in an amount not exceeding 7% of its total assets (including the amount borrowed) taken at market value at the time of such borrowing, and except that it may make borrowings in amounts up to an additional 5% of its total assets (including the amount borrowed) taken at market value at the time of such borrowing, to obtain such short-term credits as are necessary for the clearance of securities transactions, or for temporary or emergency purposes, and may maintain and renew any of the foregoing borrowings, provided that the Fund maintains asset coverage of 300% with respect to all such borrowings;

         3. Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and then only if such pledging, mortgaging or hypothecating does not exceed 12% of the Fund's total assets taken at market value at the time of such pledge, mortgage or hypothecation. The deposit in escrow of securities in connection with the writing of put and call options and collateral arrangements with respect to margin for future contracts are not deemed to be pledges or hypothecation for this purpose;

         4. Act as an underwriter of securities of other issuers, except when disposing of securities;

         5. Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-through and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein;

         6. Make loans to other persons except for loans of portfolio securities (up to 30% of total assets) and except through the use of repurchase agreements, the purchase of commercial paper or the purchase of all or a portion of an issue of debt securities in accordance with its investment objective, policies and restrictions, and provided that not more than 10% of the Fund's assets will be invested in repurchase agreements maturing in more than seven days;

         7. Invest in commodities or in commodity contracts (except stock index futures and options);

         8. Purchase securities on margin (except to the extent that the purchase of options and futures may involve margin and except that it may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities), or make short sales of securities;

         9. Purchase the securities of issuers conducting their principal business activity in the same industry (other than securities issued or guaranteed by the United States, its agencies and instrumentalities) if, immediately after such purchase, the value of its investments in such industry would comprise 25% or more of the value of its total assets taken at market value at the time of each investment;

         10.      Purchase securities of any one issuer, if

                           (a) more than 5% of the Fund's total assets taken at
                  market value would at the time be invested in the securities of such issuer, except that such restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or corporations sponsored thereby, and except that up to 25% of the Fund's total assets may be invested without regard to this limitation; or

                           (b) such purchase would at the time result in more
                  than 10% of the outstanding voting securities of such issuer being held by the Fund, except that up to 25% of the Fund's total assets may be invested without regard to this limitation;

         11. Invest in securities of another registered investment company, except (i) as permitted by the Investment Company Act of 1940, as amended from time to time, or any rule or order thereunder, or (ii) in connection with a merger, consolidation, acquisition or reorganization;

         12. Purchase any security, including any repurchase agreement maturing in more than seven days, which is subject to legal or contractual delays in or restrictions on resale, or which is not readily marketable, if more than 10% of the net assets of the Fund, taken at market value, would be invested in such securities;

         13. Invest for the purpose of exercising control over or management of any company; or

         14. Purchase securities unless the issuer thereof or any company on whose credit the purchase was based, together with its predecessors, has a record of at least three years' continuous operations prior to the purchase, except for investments which, in the aggregate, taken at cost do not exceed 5% of the Fund's total assets.

         OTHER INVESTMENT POLICIES. As non-fundamental investment policies of All-Star Equity Fund which may be changed without a shareholder vote, the Fund may not borrow in an amount in excess of 5% of its total assets (including the amount borrowed).

SMALL CAP VALUE FUND

         FUNDAMENTAL INVESTMENT POLICIES.  Small Cap Value Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, it will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

         3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts does not exceed 5% of its total assets;

         4. Underwrite securities issued by others only when disposing of portfolio securities;

         5. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements; and

         6. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer.

         OTHER INVESTMENT POLICIES. As non-fundamental investment policies of Small Cap Value Fund which may be changed, the Fund may not:

         1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

         2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

         3. Purchase or sell commodity contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets; and

         4.       Invest more than 15% of its net assets in illiquid assets.

HIGH YIELD SECURITIES FUND

         FUNDAMENTAL INVESTMENT POLICIES.  High Yield Securities Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

         3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;

         4. Underwrite securities issued by others only when disposing of portfolio securities;

         5. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements; and

         6. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer.

         OTHER INVESTMENT POLICIES. As non-fundamental investment policies of High Yield Securities fund which may be changed, the Fund may not:

         1. Purchase securities on margin, but the Fund may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

         2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

         3.        Invest more than 15% of its net assets in illiquid assets.


                           MORE FACTS ABOUT THE TRUST

MIXED AND SHARED FUNDING

         As described in the Prospectus, the Trust serves as the funding medium for VA contracts and VLI policies of Participating Insurance Companies (as such term is defined therein), including those of Keyport, Independence Life & Annuity Company ("Independence") and Keyport Benefit Life Insurance Company ("Keyport Benefit"), each of which is a wholly owned subsidiary of Keyport, and Liberty Life Assurance Company of Boston ("Liberty Life"), a 90%-owned subsidiary of Liberty Mutual. This is referred to as "mixed and shared funding." The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Board of Trustees monitors for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts of Participating Insurance Companies might be required to withdraw its investments in one or more Funds or shares of another Fund may be substituted. This might force a Fund to sell securities at disadvantageous prices.




ORGANIZATION

         The Trust is required to hold a shareholders' meeting to elect Trustees to fill vacancies in the event that less than a majority of Trustees were elected by shareholders. Trustees may also be removed by the vote of two-thirds of the outstanding shares at a meeting called at the request of shareholders whose interests represent 10% or more of the outstanding shares.

         The shares do not have cumulative voting rights, which means that the holders of more than 50% of the shares of the Funds voting for the election of Trustees can elect all of the Trustees, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

         The Funds are not required by law to hold regular annual meetings of their shareholders and do not intend to do so. However, special meetings may be called for purposes such as electing or removing Trustees or changing fundamental policies.

         Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust's shareholders are the separate accounts of Participating Insurance Companies, and, in certain cases, the general account of Keyport. However, the Trust's Declaration of Trust disclaims liability of the shareholders, the Trustees, or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust (or the applicable Fund thereof) and requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the Board of Trustees. The Declaration of Trust provides for indemnification out of the Trust's assets (or the applicable Fund) for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote because it is limited to circumstances in which the disclaimer is inoperative and the Trust itself is unable to meet its obligations. The risk to any one Fund of sustaining a loss on account of liabilities incurred by another Fund is also believed to be remote.

TRUSTEES AND OFFICERS

         The Trustees and officers of the Trust, together with information as to their principal addresses and business occupations during the last five years, are shown below. An asterisk next to a name indicates that a Trustee is considered an "interested person" of the Trust (as defined in the 1940 Act).

======================================================================================
                                         Positions(s) held       Principal occupations
Name and Address                         with the Trust          during past five years

======================================================================================
Robert J. Birnbaum                       Trustee                 Retired (formerly Special Counsel,
                                                                 Dechert Price & Rhoads (law) from
                                                                 September, 1988 to December, 1993).
                                                                 Director or Trustee: Colonial Funds,
                                                                 Liberty All-Star Equity Fund, Liberty
                                                                 All-Star Growth Fund, Inc., The
                                                                 Emerging Germany Fund.
======================================================================================
Tom Bleasdale                            Trustee                 Retired (formerly Chairman of the
                                                                 Board and Chief Executive Officer,
                                                                 Shore Bank & Trust Company (banking)
                                                                 from 1992 to 1993). Director or Trustee:
                                                                 Colonial Funds, Empire Company Limited.
======================================================================================

==========================================================================================================
John V. Carberry*                        Trustee                 Senior Vice President of Liberty Financial
                                                                 Companies, Inc. 1998-present (prior thereto
                                                                 Managing Director, Salomon Brothers Inc.).
                                                                 Trustee: Colonial Funds.
==========================================================================================================
Lora S. Collins                          Trustee                 Attorney (formerly Attorney, Kramer, Levin,
                                                                 Naftalis & Frankel (law) prior to November,
                                                                 1996). Trustee: Colonial Funds.
==========================================================================================================
James E. Grinnell                        Trustee                 Private Investor. Director or Trustee:
                                                                 Colonial Funds, Liberty All-Star Equity Fund,
                                                                 Liberty All-Star Growth Fund, Inc.
==========================================================================================================
Richard W. Lowry                         Trustee                 Private Investor. Director or Trustee:
                                                                 Colonial Funds, Liberty All-Star Equity Fund,
                                                                 Liberty All-Star Growth Fund, Inc.
==========================================================================================================
Salvatore Macera                         Trustee                 Private Investor (formerly Executive Vice
                                                                 President of Itek Corp. and President of Itek
                                                                 Optical & Electronic Industries, Inc.). Trustee
                                                                 of LVIT and SRVIT.
==========================================================================================================
William E. Mayer                         Trustee                 Partner, Development Capital, LLC (investments);
                                                                 formerly Dean of the College of Business and
                                                                 Management, University of Maryland (higher
                                                                 education) from October, 1992 to November, 1996.
                                                                 Director or Trustee: Colonial Funds, Liberty
                                                                 All-Star Equity Fund, Hambrecht & Quist
                                                                 Incorporated, Chart House Enterprises,
                                                                 Johns Manville.
==========================================================================================================
James L. Moody, Jr.                      Trustee                 Retired (formerly Chairman of the Board from
                                                                 May, 1994 to May, 1997, Chief Executive
                                                                 Officer and Director from May, 1973 to May,
                                                                 1992, Hannaford Bros. Co. (food distributor)).
                                                                 Director or Trustee: Colonial Funds, Penobscot
                                                                 Shoe Co., Staples, Inc. UNUM Corporation,
                                                                 IDEXX Laboratories, Inc., Empire Company Limited.
==========================================================================================================
John J. Neuhauser                        Trustee                 Dean of the School of Management, Boston
                                                                 College (higher education). Director or Trustee:
                                                                 Colonial Funds, Liberty All-Star Equity Fund,
                                                                 Liberty All-Star Growth Fund, Inc., Hyde
                                                                 Athletic Industries, Inc.
==========================================================================================================

==========================================================================================================
                                         Positions(s) held    Principal occupations
Name and Address                         with the Trust       during past five years
==========================================================================================================
Thomas E. Stitzel                        Trustee              Professor of Finance, College of Business,
                                                              Boise State University; Business consultant
                                                              and author. Trustee of LVIT and SRVIT.
==========================================================================================================
Robert L. Sullivan                       Trustee              Retired Partner, KPMG Peat Marwick LLP
                                                              (management consulting) (formerly self-
                                                              employed Management Consultant). Trustee:
                                                              Colonial Funds.
==========================================================================================================
Anne-Lee Verville                       Trustee               Consultant (formerly General Manager, Global
                                                              Education Industry from 1994 to 1997, and
                                                              President, Applications Solutions Division
                                                              from 1991 to 1994, IBM Corporation). Trustee:
                                                              Colonial Funds.
==========================================================================================================
Stephen E. Gibson                       President             President of the Colonial Funds since June, 1998,
One Financial Center                                          Chairman of the Board since July, 1998, Chief
Boston, MA 02111                                              Executive Officer and President since December
                                                              1996 and Director, since July 1996 of Colonial
                                                              Management Associates, Inc.
                                                              (formerly Executive Vice President from July, 1996
                                                              to December, 1996); Director, Chief Executive Officer
                                                              and President of COGRA since December, 1998
                                                              (formerly Director, Chief Executive Officer and
                                                              President of The Colonial Group, Inc. (TCG) from
                                                              December, 1996 to December, 1998); Assistant Chairman
                                                              of Stein Roe & Farnham Incorporated (SR&F)
                                                              since August, 1998 (formerly Managing Director of
                                                              Marketing of Putnam Investments, June, 1992 to
                                                              July, 1996.)
==========================================================================================================
Timothy J. Jacoby                       Treasurer and         Treasurer and Chief Financial Officer of the
One Financial Center                    Chief Financial       Colonial Funds; Senior Vice President and Chief
Boston, MA 02111                        Officer               Financial Officer of Colonial Management
                                                              Associates, Inc.; formerly Senior Vice President,
                                                              Fidelity Accounting and Custody Services, Inc.
                                                              and Assistant Treasurer to the Fidelity Group of
                                                              Funds
==========================================================================================================
Davey S. Scoon                           Vice President       Vice President of the Colonial Funds since June,
One Financial Center                                          1993;, Executive Vice President since July, 1993
Boston, MA 02111                                              and Director since March, 1985 of Colonial
                                                              Management Associates, Inc. (formerly Senior Vice
                                                              President and Treasurer of Colonial Management
                                                              Associates, Inc. from March, 1985 to July, 1993);
                                                              Executive Vice President and Chief Operating Officer
                                                              of COGRA since December, 1998 (formerly Executive
                                                              Vice President and Chief Operating Officer, TCG from
                                                              March, 1995 to December, 1998; Vice President -
                                                              Finance and Administration from November, 1985 to
                                                              March, 1995); Executive Vice President of
                                                              SR&F since August, 1998.
==========================================================================================================
J. Kevin Connaughton              Controller and              Controller and Chief Accounting Officer of the Colonial
One Financial Center              Chief Accounting Officer    Funds since February, 1998; Vice President of Colonial
Boston, MA 02111                                              Management Associates, Inc. since February, 1998
                                                              (formerly Senior Tax Manager, Coopers & Lybrand, LLP
                                                              from April, 1996 to January, 1998; Vice President,
                                                              440 Financial Group/First Data Investor Services
                                                              Group from March,1994 to April, 1996; Vice President,
                                                              The Boston Company (subsidiary of Mellon Bank) from
                                                              December, 1993 to March, 1994; Assistant Vice President
                                                              and Tax Manager, The Boston Company from March, 1992
                                                              to December, 1993).
==========================================================================================================
Nancy L. Conlin                       Secretary               Director, Senior Vice President and General
One Financial Center                                          Counsel, Colonial Management Associates, Inc.
Boston, MA 02111                                              (April, 1998 to present); Vice President and
                                                              Counsel (February, 1994 to April, 1998)
==========================================================================================================



         As indicated in the above table, certain Trustees and officers of the Trust also hold positions with LFC, Keyport, LASC, KFSC, Colonial, Stein Roe, Newport, LAMCO and/or certain of their affiliates. Certain of the Trustees and officers of the Trust hold comparable positions with certain other investment companies.

Compensation of Trustees

         The table set forth below presents certain information regarding the fees paid to the Trustees for their services in such capacity and total fees paid to them by all other investment companies affiliated with the Trust. Trustees do not receive any pension or retirement benefits from the Trust. No officers of the Trust or other individuals who are affiliated with the Trust receive any compensation from the Trust for services provided to it.

                               COMPENSATION TABLE

                                                              Total Compensation From
                                                              Liberty Funds Complex Paid
                                                              To The Directors/Trustees For
                           Aggregate 1998 Compensation        The Calendar Year Ended
Trustee                    from the Trust (b)                 December 31, 1998(c)
---------------            ---------------------------        -----------------

Robert J. Birnbaum                   $   592                     $124,429

Tom Bleasdale                            592                      115,000(e)

John V. Carberry                           0(d)                         0(d)

Lora S. Collins                          592                       97,429

James E. Grinnell                        592                      128,071

Richard W. Lowry                         592                      123,214

Salvatore Macera                      10,393                       25,250

William E. Mayer                         296                      113,286

James L. Moody, Jr.                      592(e)                   105,857(e)

John J. Neuhauser                        599                      130,323

Thomas E. Stitzel                     10,393                       25,250

Robert L. Sullivan                       649                      104,100

Anne-Lee Verville                        592(e)                    23,445(e)

------------

(a) The Liberty Funds do not currently provide pension or retirement plan benefits to the Trustees.

(b) Messrs. Birnbaum, Bleasdale, Carberry, Grinnell, Lowry, Mayer, Moody, Neuhauser and Sullivan and Ms. Collins and Verville joined the Board of Trustees of the Trust on December 17, 1998.

(c) At December 31, 1998, the Liberty Funds Complex consisted of 52 open-end and 5 closed-end management investment company portfolios advised by the Administrator or its affiliates, Newport Fund Management Inc., Crabbe Huson Group, Inc. and Stein Roe & Farnham Incorporated, nine funds of the Trust (not including the Fund), and the closed-end Liberty All-Star Equity and Liberty All-Star Growth Fund, Inc. advised by Liberty Asset Management Company, another affiliate of the Administrator.

(d)      Mr. Carberry does not receive compensation for serving as a Trustee.

(e)      Payable in later years as deferred compensation $52,000.

PRINCIPAL HOLDERS OF SECURITIES

         All the shares of the Funds are held of record by sub-accounts of separate accounts of Participating Insurance Companies on behalf of the owners of VA contracts and VLI policies or by the general account of Keyport. At March 31, 1999 the general account of Keyport owned of record xxx% of Liberty All-Star Equity Fund, Variable Series and xx.xx% of Tiger Fund. As of that date, Keyport's general account owned of record less than xx% of the outstanding shares of the other Funds. At all meetings of shareholders of the Funds, Participating Insurance Companies will vote the shares held of record by sub-accounts of their respective separate accounts as to which instructions are received from the VA contract and VLI policy owners on behalf of whom such shares are held only in accordance with such instructions. All such shares as to which no instructions are received (as well as, in the case of Keyport, all shares held by its general account) will be voted in the same proportion as shares as to which instructions are received (with Keyport's general account shares being voted in the proportions determined by instructing owners of Keyport VA contracts and VLI policies). There is no requirement as to the minimum level of instructions which must be received from policy and contract owners. Accordingly, each Participating Insurance Company and Keyport disclaims beneficial ownership of the shares of the Funds held of record by the sub-accounts of their respective separate accounts (or, in the case of Keyport, its general account). No Participating Insurance Company has informed the Trust that it knows of any owner of a VA contract or VLI policy issued by it which on March 31, 1999 owned beneficially 5% or more of the outstanding shares of any Fund.


CUSTODIAN


         The Chase Manhattan Bank, 3 MetroTech Center, 8th Floor, Brooklyn, NY 11245, is custodian of the securities and cash owned by the Funds. The custodian is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Funds, and performing other administrative duties, all as directed by persons authorized by the Trust. The custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds or the Trust. Portfolio securities of the Funds purchased in the U.S. are maintained in the custody of the custodian and may be entered into the Federal Reserve Book Entry system, or the security depository system of the Depository Trust Company or other securities depository systems. Portfolio securities purchased outside the U.S. are maintained in the custody of various foreign branches of the custodian and/or third party subcustodians, including foreign banks and foreign securities depositories.

                              OTHER CONSIDERATIONS

PORTFOLIO TURNOVER

         Although no Fund purchases securities with a view to rapid turnover, there are no limitations on the length of time that securities must be held by any Fund and a Fund's annual portfolio turnover rate may vary significantly from year to year. A 100% turnover rate would occur if all of the securities in the portfolio were sold and either repurchased or replaced within one year. Although the Funds cannot predict portfolio turnover rate, it is estimated that, under normal circumstances, the annual rate for each Fund will be no greater than 100%. The portfolio turnover rates of the Funds are shown under "Financial Highlights" in the Prospectus.

         If a Fund writes a substantial number of call or put options (on securities or indexes) or engages in the use of futures contracts or options on futures contracts (all referred to as "Collateralized Transactions"), and the market prices of the securities underlying the Collateralized Transactions move inversely to the Collateralized Transaction, there may be a very substantial turnover of the portfolios. The Funds pay brokerage commissions in connection with options and futures transactions and effecting closing purchase or sale transactions, as well as for the purchases and sales of other portfolio securities other than fixed income securities.

         International Fund For Growth may be expected to experience higher portfolio turnover rates if such Fund makes a change in its investments from one geographic sector (e.g., Europe; Japan; emerging Asian markets; etc.) to another geographic sector. Costs will be greater if the change is from the sector in which the greatest proportion of its assets are invested.

SUSPENSION OF REDEMPTIONS

         The right to redeem shares or to receive payment with respect to any redemption of shares of the Funds may only be suspended (i) for any period during which trading on the New York Stock Exchange ("NYSE") is restricted or the NYSE is closed, other than customary weekend and holiday closing, (ii) for any period during which an emergency exists as a result of which disposal of securities or determination of the net asset value of the Funds is not reasonably practicable, or (iii) for such other periods as the SEC may by order permit for protection of shareholders of the Funds.

VALUATION OF SECURITIES

         The assets of the Funds are valued as follows:

         Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where Colonial (the Trust's pricing and bookkeeping agent) deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on Nasdaq are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost when such cost approximates market value pursuant to procedures approved by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate as of 3:00 p.m. Eastern time. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined in good faith under the direction of the Trustees.

         The net asset value of shares of each Fund is normally calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern time, on every day the NYSE is open for trading, except on days where both (i) the degree of trading in a Fund's portfolio securities would not materially affect the net asset value of that Fund's shares and (ii) no shares of a Fund were tendered for redemption and no purchase order was received. The NYSE is open Monday through Friday, except on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the NYSE. The values of these securities used in determining the net asset value are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

PORTFOLIO TRANSACTIONS

         The Trust has no obligation to do business with any broker-dealer or group of broker-dealers in executing transactions in securities with respect to the Funds, and the Funds have no intention to deal exclusively with any particular broker-dealer or group of broker-dealers.

         Each of Colonial, Stein Roe, Newport and each of LAMCO's Portfolio Managers (each an "Advisor") places the transactions of the Funds with broker-dealers selected by it and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time may also execute portfolio transactions with such broker-dealers acting as principals.


         Except as described below in connection with commissions paid to a clearing agent on sales of securities, it is each Fund's policy and the policy of its Advisor always to seek best execution, which is to place the Fund's transactions where the Fund can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when the Advisor believes that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.


         Subject to such policy of always seeking best execution, and subject to the additional matters described below regarding each of International Fund For Growth and All-Star Equity Fund, securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to an Advisor, the Funds or other accounts as to which such Advisor exercises investment discretion. Such Advisor may use all, some or none of such research services in providing investment advisory services to each of its clients, including the Fund(s) it advises. To the extent that such services are used by the Advisors, they tend to reduce their expenses. It is not possible to assign an exact dollar value for such services.


         Subject to such policies as the Board of Trustees may determine, each of the Advisors may cause a Fund to pay a broker-dealer that provides brokerage and research services to it an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for a Fund in excess of the amount of commission that another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). An Advisor placing a brokerage transaction must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided to it by the executing broker-dealer viewed in terms of that particular transaction or its overall responsibilities to the applicable Fund and all its other clients.


         Certain of the other accounts of any of the Advisors may have investment objectives and programs that are similar to those of the Funds. Accordingly, occasions may arise when each of the

Advisors engages in simultaneous purchase and sale transactions of securities that are consistent with the investment objectives and programs of a Fund and such other accounts. On those occasions, the Advisor will allocate purchase and sale transactions in an equitable manner according to written procedures as approved by the Board of Trustees. Such procedures may, in particular instances, be either advantageous or disadvantageous to a Fund.


         Consistent with applicable rules of the National Association of Securities Dealers, Inc., and subject to seeking best execution and such other policies as the Board of Trustees may determine, each of the Advisors may consider sales of VA contracts and VLI policies as a factor in the selection of broker-dealers to execute securities transactions for the Funds.


         Additional Matters Pertaining to International Fund For Growth. The portfolio manager for the International Fund For Growth is Gita Rao, who is jointly employed by Colonial and Stein Roe (each of which is an indirect wholly owned subsidiary of LFC). Colonial utilizes the trading facilities of Stein Roe to place all orders on behalf of the International Fund For Growth for the purchase and sale of portfolio securities, futures contracts and foreign currencies. The International Fund For Growth and the other accounts advised by Mr. Harris sometimes invest in the same securities and sometimes enter into similar transactions utilizing futures contracts and foreign currencies. In certain cases, purchases and sales on behalf of the Fund and such other accounts will be bunched and executed on an aggregate basis. In such cases, each participating account (including the International Fund For Growth) will receive the average price at which the trade is executed. Where less than the desired aggregate amount is able to be purchased or sold, the actual amount purchased or sold will be allocated among the participating accounts (including the International Fund For Growth) in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, futures or currencies as far as the International Fund For Growth is concerned, Colonial believes that in most cases these practices should produce better executions. It is the opinion of Colonial that the advantages of these practices outweigh the disadvantages, if any, which might result from them.

         Portfolio transactions on behalf of the International Fund For Growth may be executed by broker-dealers who provide research services to Colonial or Stein Roe which are used in the investment management of such Fund or other accounts over which Colonial or Stein Roe exercise investment discretion. Such transactions will be effected in accordance with the policies described above. No portfolio transactions on behalf of the Fund will be directed to a broker-dealer in consideration of the broker-dealer's provision of research services to Colonial, or to Colonial and Stein Roe, unless a determination is made that such research assists Colonial in its investment management of the International Fund For Growth or other accounts over which Colonial exercises investment discretion.

         Additional Matters Pertaining to All-Star Equity Fund. The Portfolio Management Agreements with LAMCO's Portfolio Managers provide that LAMCO has the right to request that transactions giving rise to brokerage commissions, in amounts to be agreed upon from time to time between LAMCO and the Portfolio Manager, be executed by brokers and dealers (to be agreed upon from time to time between LAMCO and the Portfolio Manager) which provide research products and services to LAMCO or to All-Star Equity Fund or other accounts managed by LAMCO (collectively with All-Star Equity Fund, "LAMCO Clients"). The commissions paid on such transactions may exceed the amount of commissions another broker would have charged for effecting that transaction. Research products and services made available to LAMCO through brokers and dealers executing transactions for LAMCO Clients involving brokerage commissions include performance and other qualitative and quantitative data relating to investment managers in general and the Portfolio Managers in particular; data relating to the historic performance of categories of securities associated with particular investment styles; mutual fund portfolio and performance data; data relating to portfolio manager changes by pension plan fiduciaries; quotation equipment; and related computer hardware and software, all of which research products and services are used by LAMCO in connection with its selection and monitoring of portfolio managers (including the Portfolio Managers) for LAMCO Clients, the assembly of a mix of investment styles appropriate to LAMCO's Clients' investment objectives, and the determination of overall portfolio strategies.


         LAMCO from time to time reaches understandings with each of the Portfolio Managers as to the amount of the All-Star Equity Fund portfolio transactions initiated by such Portfolio Manager that are to be directed to brokers and dealers which provide research products and services to LAMCO. These amounts may differ among the Portfolio Managers based on the nature of the markets for the types of securities managed by them and other factors.

         These research products and services are used by LAMCO in connection with its management of LAMCO Clients' portfolios, regardless of the source of the brokerage commissions. In instances where LAMCO receives from broker-dealers products or services which are used both for research purposes and for administrative or other non-research purposes, LAMCO makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research, based primarily on anticipated usage, and pays for the costs attributable to the non-research usage in cash.

         The table below shows information on brokerage commissions paid by each Fund during the periods indicated. (Strategic Income Fund did not pay commissions on any of its transactions; All-Star Equity Fund commenced operations on or about November 17, 1997; Small Cap Value Fund and High Yield Securities Fund commenced operations on May 19, 1998.)

----------------------------------------------------------------------------------------------------------------------------------
                                 Growth and    Global Utilities   International      U.S. Stock     Tiger Fund       All-Star
                                 Income Fund   Fund               Fund For Growth    Fund                            Equity Fund

----------------------------------------------------------------------------------------------------------------------------------
Total amount of brokerage        $             $                 $                   $              $
commissions paid during 1998
----------------------------------------------------------------------------------------------------------------------------------
Total amount of brokerage        $76,021       $108,414           $59,920            $80,839        $110,960         $18,207
commissions paid during 1997
----------------------------------------------------------------------------------------------------------------------------------
Amount of such commissions       $22,718       $3,394             $0                 $3,640         $0               $0
paid to brokers or dealers who
supplied research services
----------------------------------------------------------------------------------------------------------------------------------

Amount of commissions paid to    $22,718       $3,394             $0                 $3,640         $0               $0
brokers or dealers that were
allocated to such brokers or
dealers because of research
services provided to the Fund
----------------------------------------------------------------------------------------------------------------------------------
Total amount of brokerage        $35,863       $22,345            $92,485            $75,253        $109,515         $0
commissions paid during 1996
----------------------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------------------
                                 High Yield    Small Cap          Strategic Income
                                 Securities    Value Fund         Fund
                                 Fund

----------------------------------------------------------------------------------------------------------------------------------
Total amount of brokerage        $             $                 $
commissions paid during 1998
----------------------------------------------------------------------------------------------------------------------------------
Total amount of brokerage        $             $                 $
commissions paid during 1997
----------------------------------------------------------------------------------------------------------------------------------
Amount of such commissions       $             $                 $
paid to brokers or dealers who
supplied research services
----------------------------------------------------------------------------------------------------------------------------------

Amount of commissions paid to    $             $                 $
brokers or dealers that were
allocated to such brokers or
dealers because of research
services provided to the Fund
----------------------------------------------------------------------------------------------------------------------------------
Total amount of brokerage        $             $                 $
commissions paid during 1996
----------------------------------------------------------------------------------------------------------------------------------




                       DESCRIPTION OF CERTAIN INVESTMENTS

         The following is a description of certain types of investments which may be made by one or more of the Funds.

MONEY MARKET INSTRUMENTS

         As stated in the Prospectus, each Fund may invest in a variety of high-quality money market instruments. The money market instruments that may be used by each Fund may include:

         UNITED STATES GOVERNMENT OBLIGATIONS. These consist of various types of marketable securities issued by the U.S. Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the U.S. Government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

         UNITED STATES GOVERNMENT AGENCY SECURITIES. These consist of debt securities issued by agencies and instrumentalities of the U.S. Government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association, Farmer's Home

Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Farm Credit Banks, the Federal National Mortgage Association, and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the U.S. Government (e.g., U.S. Treasury Bills); (ii) guaranteed by the U.S. Treasury (e.g., Government National Mortgage Association mortgage-backed securities);
(iii) supported by the issuing agency's or instrumentality's right to borrow from the U.S. Treasury (e.g., Federal National Mortgage Association Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., securities issued by the Farmer's Home Administration).

         BANK AND SAVINGS AND LOAN OBLIGATIONS. These include certificates of deposit, bankers' acceptances, and time deposits. Certificates of deposit generally are short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Bankers' acceptances are time drafts drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (e.g., to finance the import, export, transfer, or storage of goods). With a bankers' acceptance, the borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most bankers' acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are generally short-term, interest-bearing negotiable obligations issued by commercial banks against funds deposited in the issuing institutions. The Funds will not invest in any security issued by a commercial bank or a savings and loan association unless the bank or savings and loan association is organized and operating in the United States, has total assets of at least one billion dollars, and is a member of the Federal Deposit Insurance Corporation ("FDIC"), in the case of banks, or insured by the FDIC in the case of savings and loan associations; provided, however, that such limitation will not prohibit investments in foreign branches of domestic banks which meet the foregoing requirements. The Funds will not invest in time-deposits maturing in more than seven days.

         SHORT-TERM CORPORATE DEBT INSTRUMENTS. These include commercial paper (i.e., short-term, unsecured promissory notes issued by corporations to finance short-term credit needs). Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Also included are non-convertible corporate debt securities (e.g., bonds and debentures). Corporate debt securities with a remaining maturity of less than 13 months are liquid (and tend to become more liquid as their maturities lessen) and are traded as money market securities. Each Fund may purchase corporate debt securities having greater maturities.

         REPURCHASE AGREEMENTS. The Funds may invest in repurchase agreements. A repurchase agreement is an instrument under which the investor (such as a Fund) acquires ownership of a security (known as the "underlying security") and the seller (i.e., a bank or primary dealer) agrees, at the time of the sale, to repurchase the underlying security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. The underlying securities will consist only of securities issued by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"). Repurchase agreements are, in effect, collateralized by such underlying securities, and, during the term of a repurchase agreement, the seller will be required to mark-to-market such securities every business day and to provide such additional collateral as is necessary to maintain the value of all collateral at a level at least equal to the repurchase price. Repurchase agreements usually are for short periods, often under one week, and will not be entered into by a Fund for a duration of more than seven days if, as a result, more than 15% of the value of that Fund's total assets would be invested in such agreements or other securities which are illiquid.

         The Funds will seek to assure that the amount of collateral with respect to any repurchase agreement is adequate. As with any extension of credit, however, there is risk of delay in recovery or the possibility of inadequacy of the collateral should the seller of the repurchase agreement fail financially. In addition, a Fund could incur costs in connection with disposition of the collateral if the seller were to default. The Funds will enter into repurchase agreements only with sellers deemed to be creditworthy under creditworthiness standards approved by the Board of Trustees and only when the economic benefit to the Funds is believed to justify the attendant risks. The Board of Trustees believes these standards are designed to reasonably assure that such sellers present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. The Funds may enter into repurchase agreements only with commercial banks or registered broker-dealers.

         ADJUSTABLE RATE AND FLOATING RATE SECURITIES. Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

         Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         Floating rate instruments (generally corporate notes, bank notes or Eurodollar certificates of deposit) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The interest rate is adjusted, periodically (e.g. daily, monthly, semi-annually), to the prevailing interest rate in the marketplace. The interest rate on floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates or some other objective measure. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

INVESTMENTS IN LESS DEVELOPED COUNTRIES

         International Fund For Growth's investments in foreign securities may include investments in countries whose economies or securities markets are considered by Colonial not to be highly developed (referred to as "emerging market countries"). Normally no more than 40% of the Fund's assets will be invested in such emerging market countries. As of May 1, 1999, the following countries were considered by Colonial to be emerging market countries:


=====================================================================================================
                                                              Europe and
Asia                          Latin America                 the Middle East              Africa
=====================================================================================================
India                         Argentina                     Czech Republic               South Africa
=====================================================================================================
Indonesia                     Brazil                        Egypt
=====================================================================================================
Korea                         Chile                         Greece
=====================================================================================================
Pakistan                      Colombia                      Hungary
=====================================================================================================
Philippines                   Mexico                        Israel
=====================================================================================================
Sri Lanka                     Peru                          Jordan
=====================================================================================================
Taiwan                        Venezuela                     Portugal
=====================================================================================================
Thailand                                                    Russia
=====================================================================================================
                                                            Turkey
=====================================================================================================


         Tiger Fund invests primarily in companies located in the Tiger countries of East Asia, which include Indonesia, Korea, the Philippines, Taiwan and Thailand.

FOREIGN CURRENCY TRANSACTIONS

         Each of International Fund For Growth, Tiger Fund, Global Utilities Fund, Strategic Income Fund and Growth and Income Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. These Funds may purchase foreign currencies on a spot or forward basis in conjunction with their investments in foreign securities and to hedge against fluctuations in foreign currencies. International Fund For Growth, Global Utilities Fund, and Strategic Income Fund also may buy and sell currency futures contracts and options thereon for such hedging purposes. Global Utilities Fund and Strategic Income Fund also may buy options on currencies for hedging purposes.

         A Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with purchases or sales of its portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging a Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payments is declared, and the date on which such payments are made or received.

         A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and (if the Fund is so authorized) purchase and sell foreign currency futures contracts.

         For transaction hedging purposes a Fund which is so authorized may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on a currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

         When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, a Fund which is so authorized may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Fund may enter into short sales of a foreign currency to hedge a position in a security denominated in that currency. In such circumstances, the Fund will maintain in a segregated account with its Custodian an amount of cash or liquid debt securities equal to the excess of (i) the amount of foreign currency required to cover such short sale position over (ii) the amount of such foreign currency which could then be realized through the sale of the foreign securities denominated in the currency subject to the hedge.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which the Fund can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

Currency Forward and Futures Contracts

         Each of International Fund For Growth, Global Utilities Fund, Strategic Income Fund and Tiger Fund will enter into such contracts only when cash or equivalents equal in value to either (i) the commodity value (less any applicable margin deposits) or (ii) the difference between the commodity value (less any applicable margin deposits) and the aggregate market value of all equity securities denominated in the particular currency held by the Fund have been deposited in a segregated account of the Fund's custodian. A forward currency contract involves an obligation to purchase or sell specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the Commodities Futures Trading Commission ("CFTC"), such as the New York Mercantile Exchange. (Tiger Fund may not invest in currency futures contracts.)

         Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Funds intend to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments or variation margin.

Currency Options

         In general, options on currencies operate similarly to options on securities and are subject to many risks similar to those applicable to currency futures and forward contracts. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

         Global Utilities Fund and Strategic Income Fund will only purchase or write currency options when Stein Roe or Colonial believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

         The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the value of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

         The value of a currency option reflects the value of an exchange rate which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd-lot market for the underlying currencies in connection with options at prices that are less favorable than for round-lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

Valuations

         There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Settlement Procedures

         Settlement procedures relating to the Funds' investments in foreign securities and to their foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in such Funds' domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign Currency Conversion

         Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

OPTIONS ON SECURITIES

         Each of Global Utilities Fund, International Fund For Growth and All-Star Equity Fund may purchase and sell options on individual securities.

         Writing covered options.

         A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment objective and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

         A Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

         A Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

          A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

         If a Fund writes a call option but does not own the underlying security, and then it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options.

         A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options.

         A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) options.

         The Staff of the Division of Investment Management of the Securities and Exchange Commission has taken the position that OTC options purchased by a Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, a Fund will enter into OTC options transactions only with primary dealers in U.S. Government Securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in the money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable and (iv) repurchase agreements maturing in more than seven days.

Risk factors in options transactions.

         The successful use of a Fund's options strategies depends on the ability of its Advisor to forecast interest rate and market movements correctly.

         When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

         The effective use of options also depends on a Fund's ability to terminate option positions at times when its Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

         If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

         A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund's ability to realize its profits or limit its losses.

         Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation ("OCC") or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

         Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

         Each of Global Utilities Fund, International Fund For Growth, Strategic Income Fund and All-Star Equity Fund may buy and sell certain future contracts (and in certain cases related options), to the extent and for the purposes specified in the Prospectus.

         A futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on a commodity exchange or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

         Although futures contracts by their terms call for actual delivery or acceptance of the underlying financial instruments, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

         Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government Securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

         Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

         A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

         A Fund will enter into futures contracts only when, in compliance with the SEC's requirements, cash or high quality liquid debt securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian.

Options on futures contracts

         A Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

         As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

         A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or equivalents equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian.

Risks of transactions in futures contracts and related options

         Successful use of futures contracts by a Fund is subject its Advisor's ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

         Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

         There is no assurance that higher than anticipated trading activity or other unforeseen events might not at times render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

         To reduce or eliminate a hedge position held by a Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contacts or options), would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Index futures contracts and related options; associated risks

         An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. A Fund may enter into stock index future contracts, debt index futures contracts, or other index futures contracts (e.g., an interest rate futures contract), as specified in the Prospectus. A Fund may also purchase and sell options on index futures contracts, to the extent specified in the Prospectus.

         There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Fund's Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.


         Successful use of index futures by a Fund for hedging purposes is also subject to its Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities subject to the hedge held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, over time the value of the Fund's portfolio should tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.


         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures markets are less onerous than margin requirements in the securities markets, and as a result the futures markets may attract more speculators than the securities markets. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortions in the futures markets and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by a Fund's Advisor may still not result in a successful hedging transaction.

         Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds

(in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

SECURITIES LOANS

         Each of Global Utilities Fund, U.S. Stock Fund and All-Star Equity Fund may make loans of its portfolio securities amounting to not more than 30% of its total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. This collateral is deposited with the Trust's custodian which segregates and identifies these assets on its books as security for the loan. The borrower pays to the Fund an amount equal to any dividends, interest or other distributions received on securities lent. The borrower is obligated to return identical securities on termination of the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The Trust has adopted these policies, in part, so that interest, dividends and other distributions received on the loaned securities, the interest or fees paid by the borrower to the Fund for the loan, and the investment income from the collateral will qualify under certain investment limitations under Subchapter M of the Internal Revenue Code.

                             INVESTMENT PERFORMANCE

         Each of the Funds may quote total return figures from time to time. Total return on a per share basis is the amount of dividends received per share plus or minus the change in the net asset value per share for a given period. Total return percentages may be calculated by dividing the value of a share at the end of a given period by the value of the share at the beginning of the period and subtracting one.

         Average Annual Total Return is computed as follows:

                     ERV = P(1+T)n

         Where:      P        =       a hypothetical initial payment of $1,000
                     T        =       average annual total return
                     n        =       number of years
                     ERV      =       ending redeemable value of a
                                      hypothetical $1,000 payment made at
                                      the beginning of the period (or
                                      fractional portion thereof).

         For example, for a $1,000 investment in the Funds, the "Total Return", the "Total Return Percentage" and (where applicable) the "Average Annual Total Return" for the life of each Fund listed below (the period from July 1, 1993 in the case of Growth and Income Fund and Global Utilities Fund; May 1, 1994, in the case of International Fund For Growth; July 5, 1994 in the case of U.S. Stock Fund and Strategic Income Fund; May 1, 1995, in the case of Tiger Fund; and November 17, 1997 in the case of All-Star Equity Fund; and May 19, 1998 in the case of High Yield Securities Fund and Small Cap Value fund) through December 31, 1998 were:


=========================================================================================================
Fund                                           Total Return          Total Return          Average Annual
                                                                     Percentage            Total Return
=========================================================================================================
Growth and Income Fund                         $                         %                      %
=========================================================================================================
Global Utilities Fund                          $                         %                      %
=========================================================================================================
International Fund For Growth                  $                         %                      %
=========================================================================================================
U.S. Stock Fund                                $                         %                      %
=========================================================================================================
Strategic Income Fund                          $                         %                      %
=========================================================================================================
Tiger Fund                                     $                         %                      %
=========================================================================================================
All-Star Equity Fund                           $                         %                      %
=========================================================================================================
High Yield Securities Fund                     $                         %                      %
=========================================================================================================
Small Cap Value Fund                           $                         %                      %
=========================================================================================================

         The figures contained in this "Investment Performance" section assume reinvestment of all dividends and distributions. They are not necessarily indicative of future results. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods. The Funds' total returns do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies offered through the separate accounts of the Participating Insurance Companies.

                INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

         PricewaterhouseCoopers LLP are the Trust's independent accountants. The financial statements as of December 31, 1998 or for the fiscal years or periods ended December 31, 1998 and December 31, 1997 incorporated by reference in this SAI have been so incorporated, and the schedule of financial highlights for the periods ended December 31, 1998 has been included in the Prospectus, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.


         The financial statements of the Trust and Report of Independent Accountants appearing in the December 31, 1998 Annual Report of the Trust are incorporated in this SAI by reference.

PART C.  OTHER INFORMATION

Item 23.           Exhibits:

         (a)            Agreement and Declaration of Trust (1)

         (b)            By-Laws (1)

         (c)            Not Applicable

         (d)(1)(i) Form of Management Agreement between Liberty Variable Investment Trust ("Trust"), with respect to CG&IF,VS and Liberty Advisory Services Corp. ("LASC")(1)

         (d)(1)(ii) Form of Sub-Advisory Agreement between the Trust, on behalf of CG&IF, VS, LASC and Colonial Management Associates, Inc. ("Colonial")(1)

         (d)(2)(i) Form of Management Agreement between the Trust, with respect to SRGUF, VS and LASC (1)

         (d)(2)(ii) Form of Sub-Advisory Agreement between the Trust, on behalf of SRGUF, VS, LASC and Stein Roe & Farnham Incorporated(1)

         (d)(3)(i) Form of Management Agreement between the Trust, with respect to CSCVF, VS and LASC (1)

         (d)(3)(ii) Form of Sub-Advisory Agreement between the Trust, on behalf of CSCVF, VS, LASC and Colonial(1)

         (d)(4)(i) Form of Management Agreement between the Trust, with respect to CUSSF, VS and LASC(1)

         (d)(4)(ii) Form of Sub-Advisory Agreement between the Trust, on behalf of CUSSF, VS, LASC and Colonial(1)

         (d)(5)(i) Form of Management Agreement between the Trust, with respect to CSIF, VS and LASC (1)

         (d)(5)(ii) Form of Sub-Advisory Agreement between the Trust, on behalf of CSIF, VS, LASC and Colonial(1)

         (d)(6)(i) Form of Management Agreement between the Trust, with respect to CHYSF, VS and LASC (1)

         (d)(6)(ii) Form of Sub-Advisory Agreement between the Trust, on behalf of CHYSF, VS, LASC and Colonial(1)

         (d)(7)(i) Form of Management Agreement between the Trust, with respect to CIFfG, VS and LASC (1)

         (d)(7)(ii) Form of Sub-Advisory Agreement between the Trust, with respect to CIFfG, VS, LASC and Colonial(1)

         (d)(8) Form of Management and Sub-Advisory Agreement between the Trust, with respect to LASEF, VS, LASC and Liberty Asset Management Company ("LAMCO") (1)

         (d)(9)(i) Form of Management Agreement between the Trust, with respect to NTF, VS and LASC (1)

         (d)(9)(ii) Form of Sub-Advisory Agreement between the Trust, with respect to NTF, VS, KASC and Newport Fund Management, Inc.(1)

         (d)(10) Form of Portfolio Management Agreement among the Trust, on behalf of LASEF, LAMCO and LAMCO's Portfolio Managers.(1)

         (e)(1)(i) Underwriting Agreement between the Trust and Keyport Financial Services Corp. ("KFSC")(1)

         (e)(1)(ii)     Amendment No. 1 to KFSC Underwriting Agreement

         (e)(2) Underwriting Agreement between the Trust and Liberty Funds Distributor, Inc. ("LFDI") (2)

         (f)            Not applicable

         (g) Form of Custody Agreement between the Trust and The Chase Manhattan Bank(1)

         (h)(1)(i) Form of Pricing and Bookkeeping Agreement between the Trust and Colonial(1)

         (h)(1)(ii)     Amendment No. 1 to Pricing and Bookkeeping Agreement(1)

         (h)(1)(iii)    Amendment No. 2 to Pricing and Bookkeeping Agreement(1)

         (h)(1)(iv)     Amendment No. 3 to Pricing and Bookkeeping Agreement(1)

         (h)(2)(i) Joinder and Release Agreement with respect to Transfer Agency Agreement dated as of January 3, 1995 among the Trust, Liberty Investment Services, Inc. and Liberty Funds Services, Inc. ("LFSI")(including form of Transfer Agency Agreement and Amendment No. 1 thereto)(1)

         (h)(2)(ii)     Amendment No. 2 to Transfer Agency Agreement(1)

         (h)(2)(iii)    Amendment No. 3 to Transfer Agency Agreement(1)

         (h)(3) Participation Agreement among the Trust, KFSC, Keyport Life Insurance Company and Liberty Life Assurance Company of Boston(1)

         (i) Opinion and consent of counsel as to the legality of the securities being registered (included with annual Rule 24f-2 Notices)

         (j)            Not applicable

         (k)            Not applicable

         (l)            Not applicable

         (m) Distribution Plan adopted pursuant to Section 12b-1 of the Investment Company Act of 1940, incorporated by reference to the Distributer's contract filed as Exhibits (e)(1)(i) and (e)(2)

         (n)            Financial Data Schedules (1)

         (o)            Not Applicable

Power of Attorney for: Robert J. Birnbaum, Tom Bleasdale, John V. Carberry, Lora
S. Collins, James E. Grinnell, Richard W. Lowry, Salvatore Macera, William E. Mayer, James L. Moody, Jr., John J. Neuhauser, Thomas E. Stitzel, Robert L. Sullivan and Anne-Lee Verville - filed as Exhibit 15(a) in Part C, Item 24(b) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Liberty Variable Investment Trust (File Nos. 33-59216 and 811-7556) and is hereby incorporated by reference and made a part of this Registration Statement

      (1)      To be filed by amendment.

      (2) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed with the Commission via EDGAR on or about August 29, 1997.

Item 24.                   Persons Controlled by or under Common Control with
                           Registrant

                           Shares of the Trust registered pursuant to this Registration Statement will be offered and sold to Keyport Life Insurance Company ("Keyport"), a stock life insurance company organized under the laws of Rhode Island, and to certain of its separate investment accounts and certain of the respective separate investment accounts of Liberty Life Assurance Company of Boston ("Liberty Life"), a stock life insurance company organized as a Massachusetts corporation, and Independence Life & Annuity Company, a stock life insurance company organized under the laws of Rhode Island (formerly known as "Crown America Life Insurance Company" and thereafter formerly known as "Keyport America Life Insurance Company")("Independence").
                           Shares of the Registrant may also sold to other separate accounts of Keyport, Liberty Life, Independence or other life insurance companies as the funding medium for other insurance contracts and policies in addition to the currently offered contracts and policies. The purchasers of insurance contracts and policies issued in connection with such accounts will have the right to instruct Keyport, Liberty Life and Independence with respect to the voting of the Registrant's shares held by their respective separate accounts. Subject to such voting instruction rights, Keyport, Liberty Life, Independence and their respective separate accounts directly control the Registrant.

                           KFSC and LFDI, the Trust's principal underwriters, LASC, the Trust's investment manager, Colonial, LASC's sub-advisor with respect to GIF, IFFG, USSF and SIF, Stein Roe, LASC's sub-advisor with respect to GUF, Newport, LASC's sub-advisor with respect to NTF, LAMCO, LASC's sub-advisor with respect to All-Star, subsidiaries of Liberty
                           Financial Companies, Inc. ("Liberty Financial"), Boston, Massachusetts. Liberty Mutual Insurance Company ("Liberty Mutual"), Boston, Massachusetts, as of December 31, 1998 owned, indirectly, approximately 71% of the combined voting power of the outstanding voting stock of Liberty Financial (with the balance being publicly-held). Liberty Life is a 90%-owned subsidiary of Liberty Mutual.

Item 25.                   Indemnification

                           Article Tenth of the Agreement and Declaration of Trust of Registrant (Exhibit 1), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registration's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

                           Section 17(h) of the 1940 Act provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                           To the extent required under the 1940 Act:

                           (i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

                           (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in
                                    Section 2(a)(19) of the 1940 Act, nor
                                    parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

                           (iii) Registrant will not advance attorney's fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and
                                    (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily-available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

                           Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                           Article Tenth also provides that its indemnification provisions are not exclusive.

                           Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.

                           In the event that a claim for indemnification against such liabilities (other than the payment by Registrant or expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                           Registrant, its trustees and officers, its investment manager, and person affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment manager or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

                           In addition, LASC, Registrant's investment manager, maintains investment advisory professional liability insurance to insure it, for the benefit of the Trust and its non-interested trustees, against loss arising out of any effort, omission, or breach of any duty owed to the Trust or any Fund by the investment manager.

Item 26.                   Business and Other Connections of Investment Advisor

                           Certain information pertaining to business and other connections of the Registrant's investment manager, LASC, Colonial, the sub-advisor to each of GIF, IFFG, USSF and SIF, Stein Roe, the sub-advisor to GUF, Newport, the sub-advisor to NTF, and LAMCO, the sub-advisor to All-Star, and each of J.P. Morgan Investment Management, Inc., Oppenheimer Capital, Westwood Management Corp., Wilke-Thompson Capital Management, Inc. and Boston Partners Asset Management, L.P., each of which firms serves as a Portfolio Manager to LAMCO, is incorporated herein by reference to the section of the Prospectus relating to GIF, IFFG, USSF, SIF, GUF, NTF and All-Star captioned "TRUST MANAGEMENT ORGANIZATIONS" and to the section of the Statement of Additional Information relating to those Funds captioned "INVESTMENT MANAGEMENT AND

                           OTHER SERVICES."

                           Set forth below is a list of each director and officer of LASC, and each director and certain officers of Colonial, Newport, LAMCO, and each of LAMCO's Portfolio Managers indicating each business, profession, vocation, or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner, or trustee.

Liberty Advisory Services, Inc.

   Liberty Advisory Services, Inc. is a direct wholly owned subsidiary of Keyport. Keyport is a direct wholly owned subsidiary of SteinRoe Services, Inc. ("SSI"). SSI is a direct wholly owned subsidiary of Liberty Financial. As stated above, Liberty Financial is an indirect majority owned subsidiary of Liberty Mutual.

Name and Current Position with Advisor                                  Other Positions During
                                                                        Past Two Fiscal Years
Paul H. LeFevre, Jr.                President, Chief Executive          President and Chief Executive
                                    Officer and Chairman of the Board   Officer (since November, 1998),
                                    of Directors                        Executive Vice President, Senior
                                                                        Vice President and Chief Financial
                                                                        Officer (prior to November, 1998),
                                                                        Keyport

Stewart R. Morrison                 Senior Vice President and Chief     Senior Vice President and Chief
                                    Investment Officer                  Investment Officer of Keyport

Mark R. Tully                       Senior Vice President               Senior Vice President and Chief
                                                                        Sales Officer of Keyport

James J. Klopper                    Vice President and Clerk            Vice President, Counsel and
                                                                        Secretary of Keyport; Clerk of KFSC

Daniel C. Bryant                    Vice President                      Vice President and Assistant
                                                                        Secretary of Keyport (since
                                                                        December, 1997): Chief Legal
                                                                        Counsel, Department of Business
                                                                        Regulation, State of Rhode Island
                                                                        (March, 1995 to November, 1997)

Jeffrey J. Whitehead                Vice President and Treasurer        Vice President and Treasurer of
                                                                        Keyport

Jacob M. Herschler                  Vice President                      Vice President of Keyport


The business address of LASC and each individual listed in the foregoing table is c/o Keyport Life Insurance Company, 125 High Street, Boston, Massachusetts 02110.


Colonial Management Associates, Inc. ("Colonial")

   Colonial is a direct wholly owned subsidiary of COGRA, LLC ("COGRA"). COGRA is a indirect owned subsidiary of Liberty Financial.

Name and Current Position with Advisor                                  Other Positions During
                                                                        Past Two Fiscal Years

Stephen E. Gibson                   President, Chief Executive          Managing Director, Marketing, of
                                    Officer and Chairman of the Board   Putnam Mutual Funds, Inc.
                                    of Directors

Nancy L. Conlin                     Senior Vice President, General      Vice President and Counsel
                                    Counsel and Director

Timothy J. Jacoby                   Senior Vice President, Chief        Senior Vice President of Fidelity
                                    Financial Officer and Treasurer     Accounting and Custody Services,
                                                                        Inc.

Davey S. Scoon                      Executive Vice President and        Same
                                    Director

The business address of Colonial and each individual listed in the foregoing table is c/o Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111.

Newport

   Newport is a direct wholly owned subsidiary of Newport Pacific Management, Inc. ("Newport Pacific"). Newport Pacific is a direct wholly owned subsidiary of Liberty Newport Holdings, Ltd. ("LNH"). LNH is a direct wholly owned subsidiary of Liberty Financial.

Name and Current Position with Advisor                                  Other Positions During
                                                                        Past Two Fiscal Years


John M. Mussey                      President, Chief Executive          Holds same offices at Newport
                                    Officer and Chairman of the Board   Pacific Management, Inc.
                                    of Directors.

R James Carlson                     Chief Operating Officer,            Holds same offices at Newport
                                    Treasurer, Secretary and Chief      Pacific Management, Inc.:
                                    Compliance Officer                  Controller and Compliance Officer
                                                                        of Spare, Kaplan, Bischel &
                                                                        Associates, Inc., San Francisco

Kenneth R. Leibler                  Director                            President, Chief Executive Officer
                                                                        and Director of Liberty Financial

Lindsay Cook                        Senior Vice President and Director  Executive Vice President since
                                                                        February 1997; Senior Vice
                                                                        President of Liberty Financial
                                                                        prior thereto

Thomas R. Tuttle                    Senior Vice President               Senior Vice President of Newport
                                                                        Pacific Management, Inc.

Robert B. Cameron                   Senior Vice President               Senior Vice President of Newport
                                                                        Pacific Management, Inc.

Michael Ellis                       Senior Vice President               Senior Vice President of Newport
                                                                        Pacific Management, Inc.

Christopher H. Legallet             Senior Vice President               Senior Vice President of Newport
                                                                        Pacific Management, Inc.,: Managing
                                                                        Director of Jupiter Asset
                                                                        Management (Asia) Ltd., Hong Kong

David Richie Smith                  Senior Vice President               Senior Vice President of Newport
                                                                        Pacific Management, Inc.

The principal business address of Newport and Messrs. Mussey and Tuttle and Ms. Couch is 580 California Street, Suite 1960, San Francisco, California 94104. The principal address of each other person listed in the preceding table is 600 Atlantic Avenue, Suite 2400, Boston, Massachusetts 02210.


J.P. Morgan Investment Management, Inc.

   J.P. Morgan Investment Management, Inc. is a wholly-owned subsidiary of J.P. Morgan & Co., Incorporated.

Name and Current Position with Advisor                                  Other Positions During
                                                                        Past Two Fiscal Years
Frederick A. Nelson, III             Managing Director                  --

Henry D. Cavanna                     Managing Director                  --

William B. Peterson                  Managing Director                  --

William M. Riegal                    Managing Director                  --

Timothy J. Devlin                    Vice President                     Vice President, Mitchell Hutchins
                                                                        Asset Management, Inc.

Patrick Jakobson                     Vice President                     --

The principal business address of such firm and each such person is 552 Fifth Avenue, New York, NY 10036.

Oppenheimer Capital

   Oppenheimer Capital is a wholly-owned subsidiary of PIMCO Advisors L.P.

Name and Current Position with Advisor                                  Other Positions During
                                                                        Past Two Fiscal Years
George Long                          Chairman, Chief Executive          --
                                     Officer & Chief Investment
                                     Officer

Frank LeCates                        Managing Director, Director of     --
                                     Research

Pierre Daviron                       President, Oppenheimer Capital     --
                                     International

Robert Bluestone                     Managing Director, Fixed Income    --
                                     Management

Joseph M. Rusbarsky                  Managing Director, Client          --
                                     Relations & Marketing

Julius A. Nicolai                    Managing Director                  --

John G. Lindenthal                   Managing Director                  --

Herbert S. Fitzgibbon                Managing Director                  --

Kenneth H. Mortenson                 Managing Director                  --

Philip T. Rodilosso                  Managing Director                  --

Eugene Vesell                        Managing Director                  --

Dick Glasebrook                      Managing Director                  --

Eileen P. Rominger                   Managing Director                  --

Linda Ferrante                       Managing Director                  --

Tom Rackley                          Managing Director                  --

Johnathan K. Greenburg               Senior Vice President              --

Jeffrey Tarnoff                      Senior Vice President              --

Colin Glinsman                       Senior Vice President              --

David Santry                         Senior Vice President              --

Thomas Scerbo                        Senior Vice President              --

Jeff Whittington                     Senior Vice President              --

Irv Rotkowitz                        Senior Vice President              --

Sandra Birnbaum                      Senior Vice President              --

Mary Ann Schreiber                   Senior Vice President              --

Paul Doane                           Senior Vice President              --

Geoff Mullen                         Senior Vice President              --

Brad Goldman                         Senior Vice President              --

Michael Borkan                       Senior Vice President              --

Malcolm Bishop                       Senior Vice President              --

Evan Weston                          Senior Vice President              --

The business address of such firm and each such person is Oppenheimer Tower, World Financial Center, New York, NY 10281.

Boston Partners Asset Management, L.P.

   The firm is owned by its 39 partners. Desmond S. Heathwood is the sole General Partner. Its and his address is One Financial Center, Boston, Massachusetts 02111.

Westwood Management Corp.

   The firm is owned by Southwest Securities Group, Inc.

Name and Current Position with Advisor                   Other Positions During
                                                         Past Two Fiscal Years

Susan M. Byrne                       Director, President, Chief         Director of each of Southwest
                                     Executive Officer and Treasurer    Securities Group, Inc. and Westwood
                                                                        Trust

Jacquiline L. Finney                 Secretary and Assistant Treasurer  --

The address of such firm and each such person is 300 Crescent Court, Suite 1320, Dallas, Texas 75201.

Wilke/Thompson Capital Management, Inc.

   The firm is employee owned. Mr. Thompson (see below) owns the controlling interest.

Name and Current Position with Advisor                      Other Positions During
                                                            Past Two Fiscal Years
Mark A. Thompson         Director, Chairman and Principal   --
                         Investment Officer

Anthony L. Ventura       Director, President and Chief      Partner of Wessels, Arnold &
                         Executive Officer                  Henderson

Dona L. Feick            Portfolio Manager                  --

Stephen M. Kensinger     Portfolio Manager                  --


The business address of such firm and each such person is 3800 Norwest Center, 90 South Seventh M. Street, Minneapolis, Minnesota 55402.

Item 27.                 Principal Underwriters

   (a) KFSC and LFDI act as principal underwriters of the Registrant's shares on a best-efforts basis.

    KFSC also acts as principal underwriter for the following investment companies:

                         SteinRoe Variable Investment Trust
                                 Special Venture Fund, Variable Series
                                 Growth Stock Fund, Variable Series
                                 Balanced Fund, Variable Series
                                 Mortgage Securities Fund, Variable Series
                                 Money Market Fund, Variable Series

  LFDI also acts as a principal underwriter for the following investment companies:

                          Colonial Trust I
                                 Colonial High Yield Securities Fund
                                 Colonial Income Fund
                                 Colonial Strategic Income Fund
                                 Stein Roe Adviser Tax-Managed Growth Fund

                          Colonial Trust II
                                 Colonial Money Market Fund
                                 Colonial Intermediate U.S. Government Fund

                                 Colonial Short Duration U.S. Government Fund
                                 Newport Japan Opportunities Fund
                                 Newport Tiger Cub Fund
                                 Newport Greater China Fund

                          Colonial Trust III
                                 Colonial Select Value Fund
                                 The Colonial Fund
                                 Colonial Federal Securities Fund
                                 Colonial Global Equity Fund
                                 Colonial International Horizons Fund
                                 Colonial Strategic Balanced Fund
                                 Colonial Global Utilities Fund
                                 The Crabbe Huson Special Fund
                                 Crabbe Huson Small Cap Fund
                                 Crabbe Huson Real Estate Investment Fund
                                 Crabbe Huson Equity Fund
                                 Crabbe Huson Managed Income & Equity Fund
                                 Crabbe Huson Oregon Tax-Free Fund
                                 Crabbe Huson Contrarian Income Fund
                                 Crabbe Huson Contrarian Fund

                       Colonial Trust IV
                                   Colonial Tax-Exempt Fund
                                   Colonial Tax-Exempt Insured Fund
                                   Colonial High Yield Municipal Fund
                                   Colonial Utilities Fund
                                   Colonial Intermediate Tax-Exempt Fund
                                   Colonial Municipal Money Market Fund
                                   Counselor Select Income Fund
                                   Counselor Select Balanced Fund
                                   Counselor Select Growth Fund

                        Colonial Trust V
                                   Colonial California Tax-Exempt Fund
                                   Colonial Connecticut Tax-Exempt Fund
                                   Colonial Florida Tax-Exempt Fund
                                   Colonial Massachusetts Tax-Exempt Fund
                                   Colonial Michigan Tax-Exempt Fund
                                   Colonial Minnesota Tax-Exempt Fund
                                   Colonial New York Tax-Exempt Fund
                                   Colonial North Carolina Tax-Exempt Fund
                                   Colonial Ohio Tax-Exempt Fund

                       Colonial Trust VI
                                   Colonial U.S. Growth & Income Fund
                                   Colonial Small Cap Value Fund
                                   Colonial Value Fund
                                   Newport Asia Pacific Fund

                       Colonial Trust VII
                                   Newport Tiger Fund


                       Colonial Intermediate High Income Fund

                       Colonial InterMarket Income Trust I

                       Colonial Municipal Income Trust

                       Colonial High Income Municipal Trust

                       Colonial Investment Grade Municipal Trust

                       LFC Utilities Trust

                       LAMCO Trust I
                                   Liberty All-Star Growth and Income Fund

                       Liberty Newport World Portfolio
                                   Global Opportunity Fund
                                   Newport Tiger Fund

                                   Newport Pacific Fund
                                   Stein Roe Latin America Fund

   (b) Set forth below is information concerning each director and officer of KFSC.

Name and Principal                   Positions and Offices              Positions and Offices
Business Address*                    with Underwriter                   with the Registrant

Paul H. LeFever                      President and Director             None

Rogelio P. Zaplit                    Treasurer                          None


*The principal business address of KFSC and each person listed in the table is c/o Keyport Life Insurance Company, 125 High Street, Boston, Massachusetts 02110.

Francis E. Reinhart                  Director                           None

James J. Klopper                     Clerk and Director                 None

Donald A. Truman                     Assistant Clerk                    None

Set forth below is information concerning each director and officer of LFDI.

Name and Principal Business Address* Positions with Underwriter         Positions and Officers
                                                                        with the Registrant

Stephen E. Gibson                    Chairman of the Board              None

James Tambone                        Chief Executive Officer            None

Lou Tasiopoulos                      President                          None

Kevin O'Shea                         Managing Director                  None

C. Frazier Evans                     Managing Director                  None

John Bartlett                        Managing Director                  None

Elizabeth Clapp                      Senior Vice President              None

Bryan Eckelman                       Senior Vice President              None

David Feldman                        Senior Vice President              None

Stephen A. Gerolkoulis               Senior Vice President              None

Keith H. VanEtten                    Senior Vice President              None

Cynthia Erickson Zarker              Senior Vice President              None

Cynthia Davey                        Regional Senior Vice President     None

Thomas Harrington                    Regional Senior Vice President     None

Joseph Hodgkins                      Regional Senior Vice President     None

David W. Kelson                      Regional Senior Vice President     None

Gregory McCombs                      Regional Senior Vice President     None

Ann R. Moberly                       Regional Senior Vice President     None

Christopher Reed                     Regional Senior Vice President     None

Michael W. Scott                     Regional Senior Vice President     None

Judith Anderson                      Vice President                     None

Debra Babbitt                        Vice President                     None


Beth Brown                           Vice President                     None

Stacy Burtman                        Vice President                     None

Patrick Campbell                     Vice President                     None

Marian Desilets                      Vice President                     None

Steve DiMaio                         Vice President                     None

Christopher Downey                   Vice President                     None

Cynthia Jones                        Vice President                     None

Mary McKenzie                        Vice President                     None

Catherne Menchin                     Vice President                     None

Patrick Morner                       Vice President                     None

Kevin Noin                           Vice President                     None

Frank Quirk                          Vice President                     None

Rebecca Scarlott                     Vice President                     None

Lou Sideropoulos                     Vice President                     None

Deborah Young                        Vice President                     None

Rick Ballou                          Regional Vice President            None

Gregory Carroll                      Regional Vice President            None

Daniel Chrzanowski                   Regional Vice President            None

Andrew Crossfield                    Regional Vice President            None

James Devaney                        Regional Vice President            None

John Donovan                         Regional Vice President            None

Kim P. Emerson                       Regional Vice President            None

Robert Fifield                       Regional Vice President            None

Matthew Goldberg                     Regional Vice President            None

Brian Guenard                        Regional Vice President            None

Terry M. Kelley                      Regional Vice President            None

Andrew Nerney                        Regional Vice President            None

Tracy Predmore                       Regional Vice President            None

David Schulman                       Regional Vice President            None

Darren Smith                         Regional Vice President            None

Eric Studer                          Regional Vice President            None

R. Andrew Sutton                     Regional Vice President            None

Brian Tuttle                         Regional Vice President            None

Paul Villanova                       Regional Vice President            None

Valerie Wess                         Regional Vice President            None

Linda Brandon                        Assistant Vice President           None

Donna Donovan                        Assistant Vice President           None

Thomas Gariepy                       Assistant Vice President           None

Douglas Geer                         Assistant Vice President           None

Leslie Moon                          Assistant Vice President           None

Linda Raftery                        Assistant Vice President           None

Peter Tufts                          Assistant Vice President           None

John Vaccaro                         Assistant Vice President           None

John Ziolkowski                      Assistant Vice President           None

Philip J. Iudice, Jr.               Treasurer and Chief Financial      None
                                    Officer

Nancy L. Conlin                     Clerk and Director                 None

Kevin S. Jacobs                     Assistant Clerk                    None

John W. Reading                     Assistant Clerk                    None

Davey S. Scoon                      Director                           None

*LFDI's address is One Financial Center, Boston, Massachusetts 02111.

   (c) not applicable.

Item 28.                            Location of Accounts and Records

                                    The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

                                    The Chase Manhattan Bank, 3 Chase Metro Tech
                                    Center, 8th Floor, Brooklyn, New York 11745, serves as custodian for the Trust. In such capacity, the custodian bank keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and other records relating to its duties as custodian. Liberty Funds Services, Inc. (formerly Colonial Investors Service Center, Inc.), One Financial Center, Boston, MA 02111, serves as the transfer agent and dividend disbursing agent for the Registrant, and in such capacities is responsible for records regarding each shareholder's account and all disbursements made to shareholders. In addition, LASC, pursuant to its Fund Management Agreements with the Registrant with respect to the Trust, has delegated to (i) Colonial, One Financial Center, Boston, Massachusetts 02111, and (ii) Liberty Financial Companies, Inc., 600 Atlantic Avenue, Boston, Massachusetts 02210, the obligation to maintain the records required pursuant to such agreements. Colonial also maintains all records pursuant to its Pricing and Bookkeeping Agreement with the Trust. KFSC, 125 High Street, Boston, Massachusetts 02110, and LFDI, One Financial Center, Boston, MA 02111, serve as principal underwriters for the Trust, and in such capacity each such firm maintains all records required pursuant to its Underwriting Agreement with the Registrant.

Item 29.                             Management Services

                                     LASC, pursuant to its Fund Managed
                                     Agreements with the Trust, has delegated its duties thereunder to provide certain administrative services to the Trust to Colonial and Liberty Financial.

Item 30.                             Undertakings
                                     Not Applicable

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 15 to its Registration Statement under the Securities Act of 1933 and Amendment No. 16 under the Investment Company Act of 1940, to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on this 3rd day of March, 1999.

                                        LIBERTY VARIABLE INVESTMENT TRUST



                                        By:    STEPHEN E. GIBSON
                                               ----------------------
                                               Stephen E. Gibson, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                                      TITLE                                   DATE
----------                                      -----                                   ----







STEPHEN E. GIBSON                               President (chief                        March 3, 1999
----------------------                          Executive officer)
Stephen E. Gibson







TIMOTHY J. JACOBY                               Treasurer and Chief                     March 3, 1999
-----------------                               Financial Officer
Timothy J. Jacoby                               (principal financial
                                                 officer)






J. KEVIN CONNAUGHTON                            Controller and Chief                    March 3, 1999
--------------------                            Accounting Officer
J. Kevin Connaughton                            (principal accounting
                                                officer)


ROBERT J. BIRNBAUM*                             Trustee
----------------------
Robert J. Birnbaum


TOM BLEASDALE*                                  Trustee
----------------------
Tom Bleasdale


JOHN V. CARBERRY*                               Trustee
----------------------
John V. Carberry


LORA S. COLLINS*                                Trustee
----------------------
Lora S. Collins


JAMES E. GRINNELL*                              Trustee
----------------------
James E. Grinnell


RICHARD W. LOWRY*                               Trustee                             */s/ William J. Ballou
----------------------                                                              --------------------
Richard W. Lowry                                                                         William J. Ballou
                                                                                         Attorney-in-fact
                                                                                         For each Trustee
SALVATORE MACERA*                               Trustee                                  March 3, 1999
----------------------
Salvatore Macera


WILLIAM E. MAYER*                               Trustee
----------------------
William E. Mayer


JAMES L. MOODY, JR. *                           Trustee
----------------------
James L. Moody, Jr.


JOHN J. NEUHAUSER*                              Trustee
----------------------
John J. Neuhauser


THOMAS E. STITZEL*                              Trustee
----------------------
Thomas E. Stitzel


ROBERT L. SULLIVAN*                             Trustee
----------------------
Robert L. Sullivan


ANNE-LEE VERVILLE*                              Trustee
----------------------
Anne-Lee Verville